                                             Nationwide(R) High Yield
                                               Bond Fund

                                             Nationwide(R) Bond Fund

                                             Nationwide(R) Tax-Free
                                               Income Fund

                                             Nationwide(R) Government
                                               Bond Fund
                                              (formerly "Nationwide Intermediate
                                               U.S. Government Bond Fund")


                                             Nationwide(R) Morley Enhanced
                                               Income Fund
                                              (formerly "Morley Enhanced
                                               Income Fund)

                                             Nationwide(R) Money
                                               Market Fund

As with all mutual funds, the
Securities and Exchange
Commission has not approved
or disapproved these Funds'
shares or determined whether
this prospectus is complete or
accurate. To state otherwise
is a crime.
                                   PROSPECTUS               September 4  2001







["Nationwide Logo"]

         TABLE OF CONTENTS

FUND SUMMARIES...............................................................  2

FUND SUMMARIES -- THE BOND FUNDS.............................................  3
Nationwide High Yield Bond Fund..............................................  3
Nationwide Bond Fund.........................................................  7
Nationwide Tax-Free Income Fund.............................................. 10
Nationwide Government Bond Fund.............................................. 13
Nationwide Morley Enhanced Income Fund....................................... 16

FUND SUMMARY -- NATIONWIDE MONEY
MARKET FUND.................................................................. 19
Nationwide Money Market Fund................................................. 19

MORE ABOUT THE BOND FUNDS.................................................... 21
Other Principal Investments and Techniques................................... 21
Other Principal Risks........................................................ 24

MORE ABOUT THE MONEY MARKET FUND............................................. 25
Other Principal Investments and Techniques................................... 25
Principal Risks.............................................................. 25

MANAGEMENT................................................................... 26
Investment Advisers.......................................................... 26
Portfolio Managers........................................................... 26

BUYING, SELLING AND EXCHANGING FUND SHARES................................... 29
Choosing a Share Class....................................................... 29
Buying Shares................................................................ 31
Selling Shares............................................................... 35
Distribution Plan............................................................ 37
Exchanging Shares............................................................ 38

DISTRIBUTIONS AND TAXES...................................................... 40
Distributions of Income Dividends............................................ 40
Distributions of Capital Gains............................................... 40
Reinvesting Distributions.................................................... 40
State and Local Taxes........................................................ 40
Selling Fund Shares.......................................................... 40
Exchanging Fund Shares....................................................... 41

FINANCIAL HIGHLIGHTS......................................................... 42

ADDITIONAL INFORMATION............................................... BACK COVER

         FUND SUMMARIES
This prospectus provides information about six of the Nationwide(R) Mutual Funds, which include five bond funds and a money market fund (together, the "Funds"). The "Bond Funds" means all of the bond funds offered in this prospectus, and the "Money Market Fund" means the Nationwide Money Market Fund. The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for all the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare the Funds with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Bond Funds" beginning on page 21 or "More about the Money Market Fund" beginning on page 25. "You" and "your" refer to potential investors and current shareholders of the Fund.

The Fund Summaries contain a discussion of the general risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A QUICK NOTE ABOUT SHARE CLASSES

The Funds have the following share classes:

Nationwide High Yield Bond Fund
          - Class A
          - Class B
          - Class C
          - Institutional Service Class

Nationwide Bond Fund
          - Class A
          - Class B
          - Class C
          - Class D

Nationwide Tax-Free Income Fund
          - Class A
          - Class B
          - Class C
          - Class D

Nationwide Government Bond Fund
     (formerly the "Nationwide Intermediate U.S. Government Bond Fund")
          - Class A
          - Class B
          - Class C
          - Class D

Nationwide Morley Enhanced Income Fund
     (formerly the "Morley Enhanced Income Fund")
          - Class A
          - Institutional Service Class
          - Institutional Class

Nationwide Money Market Fund
          - Prime Shares
          - Service Class
          - Institutional Class

The fees, sales charges and expenses for each share class are different, but each share class of a particular Fund represents an investment in the same assets of that Fund. Having different share classes simply lets you choose the cost structure that's right for you.

The fees and expenses for each Fund are set forth in the Fund Summaries. For more information about which share class is right for you, see "Buying, Selling and Exchanging Fund Shares -- Choosing a Share Class" beginning on page 29.

Effective March 1, 2001, the Nationwide Intermediate U.S. Government Bond Fund will be known as the NATIONWIDE GOVERNMENT BOND FUND and the Morley Enhanced Income Fund will be known as the NATIONWIDE MORLEY ENHANCED INCOME FUND. This prospectus reflects these name changes.

         FUND SUMMARIES -- THE BOND FUNDS             NATIONWIDE HIGH YIELD BOND
FUND

OBJECTIVES AND PRINCIPAL STRATEGIES
The Fund seeks high current income with capital appreciation as a secondary objective.
To achieve its objective, the Fund invests primarily in U.S. dollar-denominated high yield bonds of domestic and foreign issuers (junk bonds). Under normal market conditions, the Fund will invest at least 65% of its total assets in U.S. dollar-denominated domestic and foreign bonds that are considered below investment grade. Such bonds are commonly known as junk bonds. A company is considered to be domestic if it is organized under the laws of the U.S. and has a principal place of business in the U.S., or derives 50% or more of its cash flow from business in the U.S. These bonds may be of any credit quality and may include securities which currently are not paying interest, pay-in-kind securities, zero coupon bonds and securities that are in default.

Bonds with ratings below Baa (Moody's) or BBB (Standard & Poor's) are considered below investment grade and are commonly referred to as junk bonds. These bonds generally offer higher interest rates because the issuer is at greater risk of default (failure to repay the bond).

The Fund's portfolio manager generally uses a "top-down" and "bottom up" approach when selecting securities. The "top-down" approach focuses on theme and sector development and broad diversification among countries, sectors and industries, while the "bottom up" approach focuses on individual issues through the application of credit analysis. The portfolio manager uses an active process that emphasizes relative value in a global environment, managing on a total return basis, and using intensive research to identify stable to improving credit situations that may provide yield compensation for the risk of investing in junk bonds.

   "TOP-DOWN" APPROACH

 - ECONOMIC ANALYSIS. The portfolio manager takes a view of the economy in order to develop an overall theme of the Fund and selects sectors that fit within the theme.

   "BOTTOM UP" APPROACH

 - CREDIT RESEARCH. The portfolio manager uses independent credit research and on-site management visits to evaluate debt service, growth rate, and both downside and upgrade potential for each individual issue.

 - STRONG LONG-TERM FUNDAMENTALS. Under the "bottom up" approach, the portfolio manager assesses new issues' secondary market opportunities through a relative value analysis.

By using these approaches, the Fund assesses new issues versus secondary market opportunities. The Fund intends to maintain a dollar-weighted effective average portfolio maturity of five to ten years. The Fund's average portfolio maturity may be shortened by securities that have floating or variable interest rates or that include put features which provide the Fund with the right to sell the security at face value prior to maturity. The Fund intends to sell securities which no longer fit within the above parameters.
In order to maintain liquidity, or in the event that the portfolio manager determines there are no securities currently available in the market that meet the Fund's investment objectives, the Fund may invest up to 35% of its total assets in cash or money market instruments.
PRINCIPAL RISKS
Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decrease. The value of your shares will also be impacted by the portfolio manager's ability to assess economic conditions and investment opportunities.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. There is also inflation risk when investments in debt securities are initially made when inflation and interest rates are low and the value of these debt securities subsequently fall as inflation rises because higher paying interest rates become more attractive than lower paying interest rates.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the securities the Fund owns. These risks are particularly strong for junk bonds and other lower-rated securities.

LOWER-RATED SECURITIES RISK. Investment in junk bonds and other lower-rated or high yield securities involves substantial risk of loss. These securities are considered speculative with

         Fund Summaries -- Nationwide High Yield Bond Fund

respect to the issuer's ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons an investment in the Fund is subject to the following specific risks:

- Increased price sensitivity to changing interest rates and to adverse economic and business developments

- Greater risk of loss due to default or declining credit quality

- Greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due

- Negative market sentiments toward high yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security in the Fund.

MATURITY RISK. The price of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

FOREIGN RISK. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments and less established markets.

LIQUIDITY RISK. Liquidity risk is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

CALL RISK. Call risk is the possibility that an issuer may redeem a debt security before maturity (call). An increase in the likelihood of a call may reduce the security's price. If a debt security is called, the Fund may have to reinvest the proceeds in other debt securities with lower interest rates, higher credit risks, or other less favorable characteristics.

DERIVATIVES RISK. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. Counter parties to over-the-counter derivatives contracts present default risks if such counterparties fail to fulfill their obligations. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

For additional information, see "More About the Bond Funds" beginning on page
21.

PERFORMANCE

The following bar chart and table present the performance of the Fund. The bar chart shows the Fund's annual total return. The table shows the Fund's average annual total returns for that time period compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL RETURNS -- INSTITUTIONAL SERVICE CLASS SHARES(1,2)

[BAR GRAPH]

2000                                                            -13.7%

Best Quarter:         -0.31% 2nd qtr. of 2000
Worst Quarter:        -8.08%  4th qtr. of 2000
---------------

(1) Sales charges are not applicable to the Institutional Service Class shares. If the sales charges and additional expenses of the Fund's other classes were included, the annual returns would be lower than those shown. Please call 1-800-637-0012 to obtain the Fund's current 30-day yield.

(2) The Institutional Service Class shares year-to-date return for the six months ended June 30, 2001 was 0.78%.

                                                            Since
Average annual returns(1) -- as of 12/31/00  1 year     Inception(2)
----------------------------------------------------------------------
Class A shares                               -18.38%       -18.37%
 ......................................................................
Class B shares                               -18.98%       -18.21%
 ......................................................................
Class C shares(3)                            -16.77%       -16.02%
 ......................................................................
Institutional Service Class shares           -13.72%       -13.73%
 ......................................................................
CS First Boston Global High Yield             -5.21%        -5.21%
Corporate Bond Index

---------------

(1) These returns reflect performance after sales charges, if any, and expenses are deducted.

(2) The Fund began operations on December 29, 1999.

(3) These returns include performance of the Fund which was achieved prior to the creation of the Class C shares (March 1, 2001), which is the same as the performance shown for the Class B shares through December 31, 2000. The returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C shares been in existence for the time periods presented, the performance of Class C would have been similar as a result of similar expenses.

(4) The CS First Boston Global High Yield Corporate Bond Index is an unmanaged index which gives a broad look at public high yield debt. The returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of the Index would be lower.

FEES AND EXPENSES

This table describes fees and expenses that you may pay when buying and holding shares of the Fund.

                                                        Institutional
Shareholder Fees(1)                                        Service
(paid directly from your  Class A   Class B   Class C       Class
investment)               shares    shares    shares       shares
---------------------------------------------------------------------
Maximum Sales Charge      4.50%(2)  None      1.00%     None
(Load) imposed on
purchases (as a
percentage of offering
price)
 .....................................................................
Maximum Deferred Sales    None(3)   5.00%(4)  1.00% (5) None
Charge (Load) imposed on
redemptions (as a
percentage of original
purchase price or sale
proceeds, as applicable)

                                                              Institutional
                                                                 Service
Annual Fund Operating Expenses  Class A   Class B   Class C       Class
(deducted from Fund assets)     shares    shares    shares       shares
---------------------------------------------------------------------------
Management Fees                 0.55%     0.55%     0.55%     0.55%
 ...........................................................................
Distribution and/or Service     0.25%     1.00%     1.00%     None
(12b-1) Fees
 ...........................................................................
Other Expenses                  0.35%     1.91%     1.91%     0.28%
---------------------------------------------------------------------------
TOTAL ANNUAL FUND               1.15%     3.46%     3.46%     0.83%
OPERATING EXPENSES
 ...........................................................................
Amount of Fee Waiver/Expense    0.20%     1.76%     1.76%     0.13%
Reimbursement
---------------------------------------------------------------------------
NET EXPENSES AFTER WAIVERS(6)   0.95%     1.70%     1.70%     0.70%

---------------

(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares -- Buying Shares -- Front-end Sales Charges" beginning on page 32.

(3) A contingent deferred sales charge (CDSC) of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge.

(4) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares -- Selling Shares -- Contingent deferred sales charge
    (CDSC) on Class A, Class B and Class C shares" beginning on page 35.

(5) A CDSC of 1% is charged when you sell Class C shares within the first year of purchase.

(6) Villanova Mutual Fund Capital Trust (VMF), the Fund's investment adviser, and the Fund have entered into a written contract limiting operating expenses to those listed in "Net Expenses After Waivers" through February 28, 2002. The Fund is authorized to reimburse VMF for management fees previously waived and/or for the cost of Other Expenses paid by VMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse VMF in this manner only applies to fees paid or reimbursements made by VMF at some time within the first five years from the time the Fund commenced operations.

         Fund Summaries -- Nationwide High Yield Bond Fund

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and expense waivers for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 year   3 years   5 years   10 years
----------------------------------------------------------------
Class A shares              $543    $  780    $1,036     $1,768
 ................................................................
Class B shares              $673    $1,199    $1,847     $2,832
 ................................................................
Class C shares              $371    $  990    $1,731     $3,685
 ................................................................
Institutional Service
Class shares                $ 72    $  252    $  448     $1,013

You would pay the following expenses on the same investment if you did not sell your shares(1):

                           1 year   3 years   5 years   10 years
----------------------------------------------------------------
Class B shares              $173     $899     $1,647     $2,832
 ................................................................
Class C shares              $271     $990     $1,731     $3,685

---------------

(1) Expenses paid on the same investment in Class A and Institutional Service Class shares do not change whether or not you sell your shares.

         FUND SUMMARIES -- THE BOND FUNDS         NATIONWIDE BOND FUND

OBJECTIVE AND PRINCIPAL STRATEGIES
The Fund seeks as high a level of current income as is consistent with preservation of capital.

To achieve its goal, the Fund seeks an attractive risk-adjusted total return, with an emphasis on current income. It seeks to achieve its goal by investing primarily in investment-grade securities, focusing largely on corporate bonds and U.S. government securities. Under normal market conditions, the Fund will invest at least 65% of its total assets in bonds, which include debentures and notes.

The Fund also invests in foreign government and corporate bonds, denominated in U.S. dollars, and in mortgage-backed securities. It may also invest in commercial paper rated in one of the two highest rating categories by a rating agency.


INVESTMENT-GRADE SECURITIES
The Fund focuses on "investment grade" taxable debt securities, including corporate debt instruments that have been rated within the four highest rating categories by a nationally recognized statistical rating organization (rating agency), such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The rating agency evaluates a debt security, measures the issuer's financial condition and stability, and assigns a rating to the security. By measuring the issuer's ability to pay back the debt, ratings help investors evaluate the safety of their bond investments.

The Fund's portfolio manager will consider the duration of particular bonds and the Fund's overall portfolio when managing the Fund. The Fund will have a duration of four to seven years. In choosing to buy a debt security, the portfolio manager looks for value. A security may be sold to take advantage of more favorable opportunities. The Fund may sell a debt security as it gets closer to maturity in order to maintain the Fund's target duration and achieve an attractive total return.

Duration is the sensitivity of the net asset value of the Fund to changes in interest rates.

PRINCIPAL RISKS
Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline if the value of the Fund's investments decrease. The value of your shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. There is also inflation risk when investments in debt securities are initially made when inflation and interest rates are low and the value of these debt securities subsequently fall as inflation rises because higher paying interest rates become more attractive than lower paying interest rates.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security of the Fund may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the Fund.

PREPAYMENT RISK AND EXTENSION RISK. The issuers of mortgage-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Prepayment risk is the risk that because prepayments generally occur when interest rates are falling, a Fund may have to reinvest the proceeds from prepayments at lower rates. Changes in prepayment rates can make the price and yield of mortgage-backed securities volatile. When mortgage-backed securities are prepaid, the Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss, and the Fund may have to reinvest the proceeds from the repayment at lower rates. In addition, rising interest rates may cause prepayments to occur at slower than expected rates thereby effectively lengthening the maturity of the securities and making them more sensitive to interest rate changes. Extension risk is the risk that anticipated payments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the Fund.

LIQUIDITY RISK. Liquidity risk is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

         Fund Summaries -- Nationwide Bond Fund

FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve risks in addition to those of U.S. investments. These risks involve political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unsafe governments and less established markets.

For additional information, see "More about the Bond Funds" beginning page 21.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time, and shows that fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL RETURNS -- CLASS D SHARES(1,2)

[BAR GRAPH]

                                                                                  %
                                                                                 ----

1991                                                                             16.9
1992                                                                                8
1993                                                                             10.7
1994                                                                             -8.1
1995                                                                             24.2
1996                                                                              1.5
1997                                                                              9.3
1998                                                                              8.4
1999                                                                             -2.8
2000                                                                              7.4

Best Quarter:       8.69% 2nd qtr. of 1995
Worst Quarter:     -5.02%  1st qtr. of 1994
---------------

(1) These annual returns do not include sales charges. If the sales charges were included, the annual returns would be lower than those shown. Please call 1-800-637-0012 for the Fund's current 30-day yield.

(2) The Class D shares year-to-date return for the six months ended June 30, 2001 was 4.51%.

Average annual returns(1) -- as of 12/31/00  1 year    5 years    10 years
--------------------------------------------------------------------------
Class A shares(2)                             2.49%     3.56%       6.62%
 ..........................................................................
Class B shares(2)                             1.58%     3.87%       6.95%
 ..........................................................................
Class C shares(3)                             5.37%     4.44%       7.08%
 ..........................................................................
Class D shares                                2.60%     3.70%       6.69%
 ..........................................................................
Lehman Brothers Govt./Corporate              11.84%     6.23%       8.00%
  Bond Index(4)

---------------

(1) These returns reflect performance after sales charges and expenses are deducted, and include the performance of its predecessor fund prior to May 11, 1998.

(2) These returns include performance based on the Fund's predecessor, which was achieved prior to the creation of the class (May 11, 1998), and which is the same as the performance shown for Class D shares through May 11, 1998. The returns have been restated for sales charges but not for fees applicable to Class A and B shares. Had Class A or B shares been in existence for the time periods presented, the performance of Class A and B shares would have been lower as a result of their additional expenses.

(3) These returns include performance based on the Fund's predecessor, which was achieved prior to the creation of the Fund (May 11, 1998), and which is the same as the performance shown for the Class D shares through May 1, 1998. In addition, for the period from May 11, 1998 through December 31, 2000, which is prior to the implementation of the Class C shares, the performance of Class C shares is based on the performance shown for Class D shares. These returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C shares been in existence for the time periods presented, the performance for Class C shares would have been lower as a result of their additional expenses.

(4) The Lehman Brothers Government/Corporate Bond Index -- an unmanaged index of government and corporate bonds -- gives a broad look at how the prices of U.S. government and corporate bonds have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund.

  Shareholder Fees(1)
(paid directly from your  Class A   Class B   Class C   Class D
      investment)         shares    shares    shares    shares
---------------------------------------------------------------
Maximum Sales Charge      4.50%(2)  None      1.00%     4.50%(2)
(Load) imposed on
purchases (as a
percentage of offering
price)
 ...............................................................
Maximum Deferred Sales    None(3)   5.00%(4)  1.00%(5)  None
Charge (Load) imposed on
redemptions (as a
percentage of original
purchase price or sale
proceeds, as applicable)

Annual Fund Operating Expenses  Class A   Class B   Class C   Class D
 (deducted from Fund assets)    shares    shares    shares    shares
---------------------------------------------------------------------
Management Fees                 0.50%     0.50%     0.50%     0.50%
 .....................................................................
Distribution and/or Service     0.25%     0.85%     0.85%     None
(12b-1) Fees
 .....................................................................
Other Expenses                  0.30%     0.29%     0.29%     0.33%
---------------------------------------------------------------------
TOTAL ANNUAL FUND               1.05%     1.64%     1.64%     0.83%
OPERATING EXPENSES

---------------

(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A and Class D shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares -- Buying Shares -- Front-end Sales Charges" beginning on page 32.

(3) A CDSC of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge.

(4) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares -- Selling Shares -- Contingent deferred sales charge
    (CDSC) on Class A, Class B and Class C shares" beginning on page 35.

(5) A CDSC of 1% is charged when you sell Class C shares within the first year after purchase.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 year   3 years   5 years   10 years
-----------------------------------------------------------------
Class A shares               $552     $769     $1,003     $1,675
 .................................................................
Class B shares               $667     $817     $1,092     $1,713
 .................................................................
Class C shares               $365     $612     $  983     $2,024
 .................................................................
Class D shares               $531     $703     $  890     $1,429

You would pay the following expenses on the same investment if you did not sell your shares(1):

                             1 year   3 years   5 years   10 years
------------------------------------------------------------------
Class B shares                $167     $517      $892      $1,713
 ..................................................................
Class C shares                $265     $612      $983      $2,024

---------------

(1) Expenses paid on the same investment in Class A and Class D shares do not change whether or not you sell your shares.

FUND SUMMARIES -- THE BOND FUNDS             NATIONWIDE TAX-FREE INCOME FUND

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks as high a level of current income that is exempt from federal income taxes as is consistent with the preservation of capital through investing in investment-grade municipal obligations.

To achieve its objective, the Fund invests at least 80% of its net assets in securities, the interest income from which is exempt from federal income taxes. In addition, the Fund may also invest up to 20% of its net assets in securities, the interest income from which is treated as a preference item for purposes of the federal alternative minimum tax. The Fund focuses on municipal obligations that have been rated within the four highest rating categories by a rating agency (such as Standard & Poor's Corporation or Moody's Investors Services, Inc.), or if not rated, are of equivalent quality. These obligations are issued by states, U.S. territories, and their political subdivisions.

 MUNICIPAL OBLIGATIONS
 Municipal obligations are issued by, or on behalf of, states, cities and other local governmental entities, to pay for construction and other projects. They are loans that investors make to a government or governmental entity; the government or governmental entity gets the cash it needs to complete its project and the lenders earn interest payments and get their principal back.

The Fund may also invest in other types of municipal obligations, including tax-exempt zero-coupon securities, and floating and variable-rate bonds. In choosing to buy a security, the portfolio manager looks for value. A security may be sold to take advantage of more favorable opportunities.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline if the value of the Fund's investments decrease. The value of your shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of debt security, the more sensitive it is to price shifts as a result of interest rate changes. There is also inflation risk when investments in debt securities are initially made when inflation and interest rates are low and the value of these debt securities subsequently fall as inflation rises because higher paying interest rates become more attractive than lower paying interest rates.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the securities the Fund owns.

TAX RISK. As a shareholder in the Fund, you may also face two types of tax risk. There is a risk that the federal income tax rate will be reduced and the value of the tax-exemption will be less valuable. There is also the risk that a municipal bond, which is issued as tax-exempt, will eventually be declared taxable.

LIQUIDITY RISK. Liquidity risk is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

For additional information, see "More About the Bond Funds" beginning on page
21.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time, and shows that fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL RETURNS -- CLASS D SHARES(1,2)

[BAR GRAPH]

                                                                                  %
                                                                                 ----

1991                                                                             10.8
1992                                                                              9.5
1993                                                                             12.7
1994                                                                             -9.1
1995                                                                             17.5
1996                                                                              3.7
1997                                                                              8.6
1998                                                                              5.6
1999                                                                             -3.6
2000                                                                             11.4

Best Quarter:       8.10% 1st qtr. of 1995
Worst Quarter:     -7.20% 1st qtr. of 1994
---------------

(1) These annual returns do not include sales charges. If the sales charges were included, the annual returns would be lower than those shown. Please call 1-800-637-0012 for the Fund's current 30-day yield.

(2) The Class D shares year-to-date return for the six months ended June 30, 2001 was 2.61%.

Average annual returns -- as of 12/31/00(1)   1 year   5 years   10 years
-------------------------------------------------------------------------
Class A shares(2)                              6.11%    3.95%      5.89%
 .........................................................................
Class B shares(2)                              5.48%    4.23%      6.21%
 .........................................................................
Class C shares(3)                              9.29%    4.81%      6.33%
 .........................................................................
Class D shares                                 6.38%    4.07%      5.95%
 .........................................................................
Lehman Brothers Municipal                     11.68%    5.84%      7.32%
  Bond Index(4)

---------------

(1) These returns reflect performance after sales charges and expenses are deducted, and include the performance of the Fund's predecessor for periods prior to May 11, 1998.

(2) These returns include performance based on the Fund's predecessor, which was achieved prior to the creation of the class (May 11, 1998), and which is the same as the performance shown for Class D shares through May 11, 1998. The returns have been restated for sales charges but not for fees applicable to Class A and B shares. Had Class A or B shares been in existence for the time periods presented, the performance of Class A and B shares would have been lower as a result of their additional expenses.

(3) These returns include performance based on the Fund's predecessor, which was achieved prior to the creation of the Fund (May 11, 1998), and which is the same as the performance shown for the Class D shares through May 1, 1998. In addition, for the period from May 11, 1998 through December 31, 2000, which is prior to the implementation of the Class C shares, the performance of Class C shares is based on the performance shown for Class D shares. These returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C shares been in existence for the time periods presented, the performance for Class C shares would have been lower as a result of their additional expenses.

(4) The Lehman Brothers Municipal Bond Index -- an unmanaged index of municipal bonds -- gives a broad look at how the bond prices of municipal bonds have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


        Shareholder Fees(1)           Class A   Class B   Class C   Class D
(paid directly from your investment)  shares    shares    shares    shares
---------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed   4.50%(2)  None      1.00%
on purchases (as a percentage of                                     4.50%(2)
offering price)
 ...........................................................................
Maximum Deferred Sales Charge (Load)  None(3)   5.00%(4)  1.00%(5)   None
imposed on redemptions (as a
percentage of original purchase
price or sale proceeds, as
applicable)
 ...........................................................................


Annual Fund Operating Expenses  Class A   Class B   Class C   Class D
 (deducted from Fund assets)    shares    shares    shares    shares
---------------------------------------------------------------------
Management Fees                 0.50%     0.50%     0.50%      0.50%
 .....................................................................
Distribution and/or             0.25%     0.85%     0.85%      None
Service (12b-1) Fees
 .....................................................................
Other Expenses                  0.19%     0.20%     0.20%      0.20%
---------------------------------------------------------------------
TOTAL ANNUAL FUND               0.94%     1.55%     1.55%      0.70%
OPERATING EXPENSES

         Fund Summaries -- Nationwide Tax-Free Income Fund

---------------

(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A and Class D shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares -- Buying Shares -- Front-end Sales Charges" beginning on page 32.

(3) A CDSC of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge.

(4) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares -- Selling Shares -- Contingent deferred sales charge
    (CDSC) on Class A, Class B and Class C Shares" beginning on page 35.

(5) A CDSC of 1% is charged when you sell Class C shares within the first year after purchase.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 year   3 years   5 years   10 years
-----------------------------------------------------------------
Class A shares               $542     $736     $  947     $1,553
 .................................................................
Class B shares               $658     $790     $1,045     $1,605
 .................................................................
Class C shares               $356     $585     $  936     $1,927
 .................................................................
Class D shares               $518     $664     $  822     $1,281

You would pay the following expenses on the same investment if you did not sell your shares(1):

                            1 year   3 years   5 years   10 years
-----------------------------------------------------------------
Class B shares               $158     $490      $845      $1,605
 .................................................................
Class C shares               $256     $585      $936      $1,927

---------------

(1) Expenses paid on the same investment in Class A and Class D shares do not change whether or not you sell your shares.

         FUND SUMMARIES -- THE BOND FUNDS             NATIONWIDE GOVERNMENT BOND
                                                      FUND
                                                      (FORMERLY "NATIONWIDE
                                                      INTERMEDIATE
                                                      U.S. GOVERNMENT BOND
                                                      FUND")

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks as high a level of current income as is consistent with the preservation of capital.

To achieve its goal, the Fund seeks an attractive risk-adjusted total return with an emphasis on current income. It seeks to achieve its goal primarily by investing at least 65% of its total assets in U.S. government and agency bonds, bills and notes. The Fund may also invest in mortgage-backed securities issued by U.S. government agencies. The dollar-weighted average portfolio maturity of the Fund's assets will generally be five to nine years.

 BOND MATURITY
 Bond maturity simply means the life of a bond before it comes due and must be repaid. Generally, the longer the bond's maturity, the higher the interest rate.
 This compensates investors for tying up their investments for longer periods. However, as described below, bonds with longer maturities are also more sensitive to price shifts caused by interest rate changes.

To select investments that fit the Fund's objectives, the portfolio manager uses interest rate expectations, yield-curve analysis, economic forecasting, market sector analysis and other techniques. The Fund may also look for bonds that the portfolio manager believes are undervalued, with the goal of buying them at attractive prices and watching them increase in value. A security may be sold to take advantage of more favorable opportunities.

The Fund's portfolio manager will consider the duration of particular bonds and the Fund's overall portfolio when managing the Fund. The Fund will typically have a duration of four to six years. A security may be sold to take advantage of more favorable opportunities.

 Duration is the sensitivity of the net asset value of the Fund to changes in interest rates.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decrease. The value of your shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. There is also inflation risk when investments in debt securities are initially made when inflation and interest rates are low and the value of these debt securities subsequently fall as inflation rises because higher paying interest rates become more attractive than lower paying interest rates.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the securities the Fund owns.

Some of the securities purchased by the Government Bond Fund are virtually immune to credit risk, because they are issued and backed by the "full faith and credit" of the U.S. government. This means the U.S. government has the power to tax its citizens in order to pay its debts. Other securities are issued by U.S. government agencies and are not backed by the full faith and credit of the U.S. government, but are backed by the issuing agency.

PREPAYMENT RISK AND EXTENSION RISK. The issuers of mortgage-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Prepayment risk is the risk that because prepayments generally occur when interest rates are falling, a Fund may have to reinvest the proceeds from prepayments at lower rates. Changes in prepayment rates can make the price and yield of mortgage-backed securities volatile. When mortgage-backed securities are prepaid, the Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss, and the Fund may have to reinvest

         Fund Summaries -- Nationwide Government Bond Fund

the proceeds from the repayment at lower rates. In addition, rising interest rates may cause prepayments to occur at slower than expected rates thereby effectively lengthening the maturity of the securities and making them more sensitive to interest rate changes. Extension risk is the risk that anticipated payments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the Fund.

LIQUIDITY RISK. Liquidity risk is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

For additional information, see "More About the Bond Funds" beginning on page
21.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time, and shows that fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL RETURNS -- CLASS D SHARES(1,2)

[BAR GRAPH]

                                                                                  %
                                                                                 ----
1993                                                                              8.8
1994                                                                             -3.6
1995                                                                             18.6
1996                                                                              3.3
1997                                                                              9.5
1998                                                                              8.2
1999                                                                               -2
2000                                                                             12.9

Best Quarter:       6.80% 2nd qtr. of 1995
Worst Quarter:     -2.20%  1st qtr. of 1994
---------------

(1) These annual returns do not include sales charges. If the sales charges were included, the annual returns would be lower than those shown. Please call 1-800-637-0012 for the Fund's current 30-day yield.

(2) The Class D shares year-to-date return for the six months ended June 30, 2001 was 2.52%.

                                                                     Since
Average annual returns(1) -- as of 12/31/00  1 year    5 years    inception(2)
------------------------------------------------------------------------------
Class A shares(3)                             7.58%     5.18%          6.09%
 ..............................................................................
Class B shares(3)                             6.97%     5.48%          6.45%
 ..............................................................................
Class C shares(4)                            10.76%     6.06%          6.59%
 ..............................................................................
Class D shares                                7.79%     5.29%          6.16%
 ..............................................................................
Merrill Lynch Government
  Master Index(5)                            13.11%     6.50%          7.40%

---------------

(1) These returns reflect performance after sales charges and expenses are deducted, and include the performance of its predecessor fund prior to May 11, 1998.

(2) The Fund began operations on February 10, 1992.

(3) These returns include performance based on the Fund's predecessor, which was achieved prior to the creation of the class (May 11, 1998), and which is the same as the performance shown for Class D shares through May 11, 1998. The returns have been restated for sales charges but not for fees applicable to Class A and B shares. Had Class A or B shares been in existence for the time periods presented, the performance of Class A and B shares would have been lower as a result of their additional expenses.

(4) These returns include performance based on the Fund's predecessor, which was achieved prior to the creation of the Fund (May 11, 1998), and which is the same as the performance shown for the Class D shares through May 1, 1998. In addition, for the period from May 11, 1998 through December 31, 2000, which is prior to the implementation of the Class C shares, the performance of Class C shares is based on the performance shown for Class D shares. These returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C shares been in existence for the time periods presented, the performance for Class C shares would have been lower as a result of its additional expenses.

(5) The Merrill Lynch Government Master Index gives a broad look at how U.S. government bonds have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


        Shareholder Fees(1)           Class A   Class B   Class C   Class D
(paid directly from your investment)  shares    shares    shares    shares
---------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed   4.50%(2)  None      1.00%
on purchases (as a percentage of                                     4.50%(2)
offering price)
 ...........................................................................
Maximum Deferred Sales Charge (Load)  None(3)   5.00%(4)  1.00%(5)   None
imposed on redemptions (as a
percentage of original purchase
price or sale proceeds, as
applicable)
 ...........................................................................


Annual Fund Operating Expenses  Class A   Class B   Class C   Class D
 (deducted from Fund assets)    shares    shares    shares    shares
---------------------------------------------------------------------
Management Fees                 0.50%     0.50%     0.50%      0.50%
 .....................................................................
Distribution and/or Service     0.25%     0.85%     0.85%      None
(12b-1) Fees
 .....................................................................
Other Expenses                  0.30%     0.28%     0.28%      0.28%
---------------------------------------------------------------------
TOTAL ANNUAL FUND               1.05%     1.63%     1.63%      0.78%
OPERATING EXPENSES
 .....................................................................
Amount of Fee                   0.06%     0.00%     0.00%      0.00%
Waiver/Expense
Reimbursement
---------------------------------------------------------------------
NET EXPENSES AFTER WAIVERS(6)   0.99%     1.63%     1.63%      0.78%

---------------

(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A and Class D shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares -- Buying Shares -- Front-end Sales Charges" beginning on page 32.

(3) A CDSC of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge.

(4) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares -- Selling Shares -- Contingent deferred sales charge
    (CDSC) on Class A, Class B and Class C shares" beginning on page 35.

(5) A CDSC of 1% is charged when you sell Class C shares within the first year after purchase.

(6) VMF and the Fund have entered into a written contract limiting operating expenses to those listed in "Net Expenses After Waivers" for Class A shares through February 28, 2002. VMF has agreed to limit Fund expenses to 1.64% for Class B and Class C and to 0.79% for Class D shares.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses, and expense waivers for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 year   3 years   5 years   10 years
-----------------------------------------------------------------
Class A shares               $546     $763     $  998     $1,670
 .................................................................
Class B shares               $666     $814     $1,087     $1,706
 .................................................................
Class C shares               $364     $609     $  978     $2,013
 .................................................................
Class D shares               $526     $688     $  864     $1,373

You would pay the following expenses on the same investment if you did not sell your shares:(1)

                             1 year   3 years   5 years   10 years
------------------------------------------------------------------
Class B shares                $166     $514      $887      $1,706
 ..................................................................
Class C shares                $264     $609      $978      $2,013

---------------

(1) Expenses paid on the same investment in Class A and Class D shares do not change whether or not you sell your shares.

         FUND SUMMARIES -- THE BOND FUNDS       NATIONWIDE MORLEY ENHANCED
                                                INCOME FUND
                                                (FORMERLY "MORLEY ENHANCED
                                                INCOME FUND")

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks to provide a high level of current income while preserving capital and minimizing market fluctuations in your account value. To achieve its goals, under normal conditions, the Fund invests primarily in high-grade debt securities issued by the U.S. government and its agencies, as well as by corporations. The Fund also purchases mortgage-backed and asset-backed securities. The debt securities in which the Fund invests pay interest on either a fixed-rate or variable-rate basis. The Fund will be managed so that its duration will not exceed two years. The Fund may also enter into futures or options contracts solely for the purpose of adjusting the duration of the Fund to minimize fluctuation of the Fund's market value. Depending on market conditions, the Fund may also enter into book value maintenance agreements (wrap contracts) with one or more highly rated financial institutions for the purpose of maintaining some of the Fund's assets at a stable book value.

DURATION is the sensitivity of the net asset value of the Fund to changes in interest rates.

When selecting securities for the Fund, the Fund's portfolio managers will consider expected changes in interest rates and in the price relationships among various types of securities. They will attempt to identify and purchase securities offering the best combination of yield, maturity and relative price performance. The Fund's portfolio managers may elect to sell securities in order to buy others which they believe will better serve the objectives of the Fund. A security may be sold to take advantage of more favorable opportunities.

The Fund's portfolio managers expect that careful selection of securities, relatively short portfolio duration, and the potential availability and use of wrap contracts will enable the Fund to meet its investment objective of limited fluctuation of the Fund's net asset value. There can be no guarantee that the Fund will meet its objective.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decrease. The value of your shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the securities the Fund owns. The Fund limits this risk by purchasing high-grade debt securities.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. There is also inflation risk when investments in debt securities are initially made when inflation and interest rates are low and the value of these debt securities subsequently fall as inflation rises because higher paying interest rates become more attractive than lower paying interest rates. Because the Fund invests primarily in fixed-rate debt securities with short-to-moderate maturities or variable-rate debt securities with frequent interest rate resets, this risk is lower than for funds with longer maturities. The Fund may also use wrap contracts to limit the impact of interest rate changes on the Fund's net asset value.

PREPAYMENT RISK AND EXTENSION RISK. The issuers of mortgage- and asset-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Prepayment risk is the risk that because prepayments generally occur when interest rates are falling, a Fund may have to reinvest the proceeds from prepayments at lower rates. Changes in prepayment rates can make the price and yield of mortgage- and asset-backed securities volatile. When mortgage- and asset-backed securities are prepaid, the Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss, and the Fund may have to reinvest the proceeds from the repayments at lower rates. In addition, rising interest rates may cause prepayments to occur at a slower than expected rates thereby effectively lengthening the maturity of the securities and making them more sensitive to interest rate changes. Extension risk is the risk that anticipated payments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the Fund.

RISK OF USING WRAP CONTRACTS. If the Fund elects to use wrap contracts, it will incur certain additional risks associated with these contracts and their providers. The credit standing of certain wrap providers may deteriorate over time, impairing the value of their contracts, and the Fund may not be able to renegotiate, replace, or provide for successor contracts in a timely or economical manner.

If either or both of these events were to occur, the duration of the Fund could be affected, and the net asset value of the Fund could be subject to increased fluctuation.

LIQUIDITY RISK. Liquidity risk is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price. The Fund will limit liquidity risk by investing primarily in relatively short-term, high-grade securities, and by maintaining a reasonable cash balance to fund redemptions and investment purchase opportunities.

DERIVATIVES RISK. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. Counter parties to over-the-counter derivatives contracts present default risks if such counterparties fail to fulfill their obligations. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

For additional information, see "More About the Bond Funds" beginning on page
21.

PERFORMANCE

The following bar chart and table present the performance of the Fund. The bar chart shows the Fund's annual total return. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL RETURNS -- CLASS A SHARES(1,2)

[BAR GRAPH]

2000                                                           4.8%

Best Quarter:   1.59% 3rd qtr. of 2000
Worst Quarter:  0.43%  1st qtr. of 2000
---------------

(1) These annual returns do not include sales charges. If the sales charges were included, the annual returns would be lower than those shown. Please call 1-800-637-0012 for the Fund's current 30-day yield.

(2) The Class A shares year-to-date return for the six months ended June 30, 2001 was 2.10%.

                                                            Since
Average annual returns -- as of 12/31/00(1)  1 year     Inception (2)
----------------------------------------------------------------------
Class A shares                                0.04%         0.06%
 ......................................................................
Institutional Service Class shares            4.94%         4.93%
 ......................................................................
Institutional Class shares                    5.23%         5.21%
 ......................................................................
Lipper Ultra-Short Bond Index(3)              6.98%         6.97%

---------------

(1) These returns reflect performance after sales charges, if any, and expenses are deducted.

(2) The Fund commenced operations on December 29, 1999.

(3) The Lipper Ultra-Short Bond Fund Index consists of funds with at least 65% of their assets in investment-grade debt instruments and maintains a portfolio with average maturity between 91 and 365 days. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

         Fund Summaries -- Nationwide Morley Enhanced Income Fund

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and selling shares of the Fund.

                                                Institutional   Institutional
Shareholder Fees(1)                   Class A   Service Class       Class
(paid directly from your investment)  shares       shares          shares
-----------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed   4.50%(2)  None             None
on purchases (as a percentage of
offering price)
 .............................................................................
Maximum Deferred Sales Charge (Load)  None(3)   None             None
imposed on redemptions (as a
percentage of original purchase
price or sale proceeds, as
applicable)
 .............................................................................

                                          Institutional   Institutional
Annual Fund Operating Expenses  Class A   Service Class       Class
(deducted from Fund assets)     shares       shares          shares
-----------------------------------------------------------------------
Management Fees                 0.35%     0.35%            0.35%
 .......................................................................
Distribution and/or Service     0.25%     None             None
(12b-1) Fees
 .......................................................................
Other Expenses                  2.03%     1.38%            1.78%
-----------------------------------------------------------------------
TOTAL ANNUAL FUND               2.63%     1.73%            2.13%
OPERATING EXPENSES
 .......................................................................
Amount of Fee                   1.73%     1.03%            1.68%
Waiver/Expense
Reimbursement
-----------------------------------------------------------------------
NET EXPENSES AFTER WAIVERS(4)   0.90%     0.70%            0.45%

---------------

(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.

(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares -- Buying Shares, -- Front-end Sales Charges" beginning on page 32.

(3) A CDSC of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge.

(4) The Fund's investment adviser and the Fund have entered into a written contract limiting operating expenses to those listed in "Net Expenses After Waivers" through February 28, 2002. The Fund is authorized to reimburse the investment adviser for management fees previously waived and/or for the cost of Other Expenses paid by the investment adviser provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Fund's ability to reimburse the investment adviser in this manner only applies to fees paid or reimbursements made by the investment adviser at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and expense waivers for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 year   3 years   5 years   10 years
-------------------------------------------------------------
Class A shares           $538    $1,073    $1,634     $3,157
 .............................................................
Institutional Service
Class shares             $ 72    $  444    $  842     $1,955
 .............................................................
Institutional Class
shares                   $ 46    $  504    $  989     $2,329

         FUND SUMMARY -- NATIONWIDE MONEY MARKET FUND

OBJECTIVE AND PRINCIPAL STRATEGIES

This Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

It seeks to achieve this objective by investing in high-quality money market obligations maturing in 397 days or less, including corporate obligations, U.S. government and agency bonds, bills and notes, the obligations of foreign governments, and the obligations of U.S. banks and U.S. branches of foreign banks if they are denominated in U.S. dollars. The Fund may also invest in floating- and adjustable-rate obligations and asset-backed commercial paper and may enter into repurchase agreements. Typically, the Fund's dollar-weighted average maturity will be 90 days or less.

 WHY INVEST IN A MONEY MARKET FUND?
 By investing in short-term corporate and government bonds and other debt instruments, money market funds provide current income to investors and allow easy access to their money. Money market funds are for risk-averse investors or investors who want to earn competitive yields on cash they may need on short notice. While the Money Market Fund pays dependable income, there is no guarantee that the Fund's earnings will stay ahead of inflation or always provide a certain level of income.

The Fund invests in securities which the portfolio manager believes to have the best return potential. Because the Fund invests in short-term securities, it will generally sell securities only to meet liquidity needs, to maintain target allocations and to take advantage of more favorable opportunities.

PRINCIPAL RISKS

Although the Fund's objective is to preserve capital, there can be no guarantee that the Fund will be able to maintain a stable net asset value of $1.00 per share; therefore you could lose money. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. This risk is significantly reduced due to the short-term nature of the debt securities held by the Fund. In addition, there is a risk that the rating of a debt security may be lowered if the issuer's financial condition changes. This could lead to a greater fluctuation in the value of the Fund.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. There is also inflation risk when investments in debt securities are initially made when inflation and interest rates are low and the value of these debt securities subsequently fall as inflation rises because higher paying interest rates become more attractive than lower paying interest rates.

For additional information, see "More About the Money Market Fund" on page 25.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time, and shows that fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of the Consumer Price Index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

         Fund Summary -- Nationwide Money Market Fund

ANNUAL RETURNS -- PRIME SHARES(1,2)

[BAR GRAPH]

                                                                                  %
                                                                                 ----
1991                                                                              5.6
1992                                                                              3.2
1993                                                                              2.6
1994                                                                              3.7
1995                                                                              5.5
1996                                                                                5
1997                                                                              5.1
1998                                                                              5.1
1999                                                                              4.7
2000                                                                              5.9

Best Quarter:   1.60%  1st qtr. of 1991
Worst Quarter:  0.60% 2nd qtr. of 1993
---------------

(1) These returns reflect performance after expenses are deducted and include the performance of the Fund's predecessor for periods prior to May 11, 1998. Prime shares were created after January 4, 1999. Please call 1-800-637-0012 for the Fund's current 7-day yield.

(2) The Prime shares year-to-date return for the six months ended June 30, 2001 was 2.22%.

Average annual returns -- as of 12/31/00  1 year    5 years    10 years
-----------------------------------------------------------------------
Prime Shares                               5.90%     5.15%       4.64%
 .......................................................................
Service Class Shares(1)                    5.80%     5.11%       4.62%
 .......................................................................
Institutional Class(2)                     5.90%     5.15%       4.64%
 .......................................................................
Consumer Price Index(3)                    3.86%     2.63%       2.71%

---------------

(1) These returns include performance of the Fund predecessor, which was achieved prior to the creation of the Service Class (January 4, 1999), which is the same as the performance shown for the Prime Shares through January 4, 1999. The returns have not been restated for the higher fees of the Service Class shares. Had Service Class shares been in existence for the time periods presented, the performance of the Service Class shares would have been lower as a result of their additional expenses.

(2) These returns include performance based on the Fund's predecessor, which was achieved prior to the creation of the Fund (May 11, 1998) and which is the same as the performance shown for the Prime Shares through May 11, 1998. In addition, for the period from May 11, 1998 through December 31, 2000, which is prior to the implementation of the Institutional Class shares, the performance of the Institutional Class shares is based on the performance shown for the Prime Shares. The returns do not reflect the Institutional Class shares' lower estimated expenses.

(3) The Consumer Price Index represents changes in prices of basic goods and services purchased for consumption by urban households.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

There are no sales charges to purchase or sell shares of the Money Market Fund.

                                           Service   Institutional
 Annual Fund Operating Expenses   Prime     Class        Class
  (deducted from Fund assets)     Shares   Shares       Shares
------------------------------------------------------------------
Management Fees                    0.40%     0.40%        0.40%
 ..................................................................
Distribution and Service (12b-1)
Fees                               None      0.15%        None
 ..................................................................
Other Expenses                     0.25%     0.31%        0.09%(1)
------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES                           0.65%     0.86%(2)      0.49%

---------------

(1) As of the date of this prospectus, Institutional Class Shares had not commenced operations. As such, "Other Expenses" represent an estimate for the current fiscal year ending October 31, 2001.

(2) VMF has voluntarily agreed to waive fees or otherwise reimburse expenses for the Fund so that Total Annual Fund Operating Expenses will not exceed 0.75% for the Service Class shares.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 year    3 years    5 years    10 years
---------------------------------------------------------------
Prime Shares            $66       $208       $362       $  810
 ...............................................................
Service Class Shares    $88       $274       $477       $1,061
 ...............................................................
Institutional Class
  Shares                $50       $157       $274       $  616

         MORE ABOUT THE BOND FUNDS

OTHER PRINCIPAL INVESTMENTS AND TECHNIQUES

The Bond Funds may use the following principal investments and techniques described below to increase returns, protect assets or diversify investments. Unless otherwise indicated, each of the Bond Funds may utilize those techniques. These techniques are subject to certain risks.

The Statement of Additional Information (SAI) contains additional information about all of the Bond Funds, including the Bond Funds' other investment techniques. To obtain a copy of the SAI, see the back cover.

INVESTMENT-GRADE BONDS (BOND, TAX-FREE, GOVERNMENT AND ENHANCED INCOME). These include U.S. government bonds and corporate bonds and municipal bonds that have been rated within the four highest rating categories by a rating agency. The rating agency evaluates a bond, measures the issuer's financial condition and stability and assigns a rating to the security. If a rating agency changes the bond's rating, it may affect the bond's value. By measuring the issuer's ability to pay back the debt, ratings help investors evaluate the safety of their bond investments.

MEDIUM-GRADE OBLIGATIONS (HIGH YIELD BOND, BOND, AND TAX-FREE
INCOME). Medium-grade securities are obligations rated in the fourth highest rating category by any rating agency. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by VMF to consider what action, if any, a Fund should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

U.S. GOVERNMENT SECURITIES (GOVERNMENT, BOND AND ENHANCED INCOME). These securities include Treasury bills, notes, and bonds issued or guaranteed by the U.S. government and securities issued by U.S. government agencies, including:

- The Federal Housing Administration, the Farmers Home Administration, and the Government National Mortgage Association (GNMA), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States government;
- The Federal Home Loan Banks;
- The Federal National Mortgage Association (FNMA);
- The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation (FHLMC); and
- The Federal Farm Credit Banks.

Although there is virtually no credit risk with these securities, neither the U.S. government nor its agencies guarantee the market value of their securities. Interest rate changes, prepayment rates and other factors may affect the value of these securities.

ZERO-COUPON SECURITIES (TAX-FREE AND HIGH YIELD BOND). Zero-coupon securities pay no interest during the life of the security, and are issued by a wide variety of corporate and governmental issuers. Certain zero-coupon securities are sold at a deep discount.

Zero-coupon securities may be subject to greater price changes, as a result of changing interest rates, than bonds that make regular interest payments. Their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates than bonds that make regular interest payments. Although they are not traded on a national securities exchange, they are widely traded by brokers and dealers, and are considered liquid. Investors in zero-coupon bonds are required by federal income tax laws to pay interest on the payments they would have received had a payment been made. So, to avoid federal income tax liability, a Fund may be required to make distributions to shareholders and may have to sell some of their assets at inappropriate times in order to generate cash to make the distributions.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (GOVERNMENT, BOND AND ENHANCED INCOME). U.S. government mortgage-backed securities are securities that are secured by and paid from a pool of mortgage loans on real property and issued or guaranteed by the U.S. government or one of its agencies. Mortgage-backed securities may also be issued by private issuers; however, as a principal strategy, the Government Bond Fund will not invest in mortgage-backed securities issued by private issuers. Collateralized mortgage obligations (CMOs) are securities that have mortgage loans or mortgage pass-through securities, such as GNMA, FNMA or FHLMC certificates as their collateral. CMOs can be issued by the U.S. government or its agencies or by private lenders.

Mortgage-backed securities are subject to interest rate risk. They are also subject to credit risk if they are issued by private issuers. CMOs and other mortgage-backed securities

         More About the Bond Funds

are also subject to prepayment risk. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans and the mortgage-backed securities may be paid off sooner than anticipated. Reinvesting the returned principal in a lower interest-rate market would reduce the Fund's income. Mortgage-backed securities are also subject to extension risk as described above if rates increase and prepayments slow, and the possibility of losing principal as a result of faster than anticipated prepayment of securities purchased at a premium.

Asset-backed securities are securities that are secured by and paid from a pool of underlying assets, such as automobile installment sales contracts, home equity loans, property leases and credit card receivables. Asset-backed securities are generally issued by private issuers and are subject to interest rate, credit and prepayment risks like mortgage-backed securities. Only the Enhanced Income Fund will invest in asset-backed securities as a principal technique.

FLOATING- AND VARIABLE-RATE SECURITIES (ALL BOND FUNDS). Floating- and variable-rate securities do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes to the underlying index (such as the Treasury-bill rate), but the interest rate on variable-rate securities changes at preset times based upon some underlying index. Some of the floating- or variable-rate securities will be callable by the issuer, which means they can be paid off before their maturity date.

These securities are subject to interest rate risk like other debt securities. In addition, because they may be callable, they are also subject to the risk that a Fund will be repaid prior to the stated maturity, and the repaid principal will be reinvested in a lower interest-rate market, reducing a Fund's income. A Fund will only purchase floating- and variable-rate securities of the same quality as the debt securities they would otherwise purchase.

MUNICIPAL OBLIGATIONS (TAX-FREE INCOME). Municipal obligation interest is generally exempt from federal income taxes.

Municipal obligations include revenue bonds (which are paid from the revenue of a specific project), general-obligation bonds (which are backed by the taxing power of the issuer), and moral-obligation bonds (which are normally issued by special-purpose public authorities). If the issuer of moral-obligation bonds is unable to pay interest from current revenues, it can draw from a reserve fund, the restoration of which is a moral commitment but not a legal obligation of that issuer. The principal risks of municipal obligations are credit risk and interest rate risk, although local, political and economic factors may also adversely affect the value and liquidity of municipal securities.

CONVERTIBLE SECURITIES (HIGH YIELD BOND). In addition to investing in bonds, the Fund may invest in convertible securities -- also known as convertibles -- including bonds, debentures, notes, preferred stocks, and other securities. Convertibles are hybrid securities that have characteristics of both bonds and stocks. Like bonds, they pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stocks.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as an underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a good source of dependable income. Therefore, if interest rates increase and "newer," better-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar non-convertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.

WHEN-ISSUED SECURITIES (HIGH YIELD BOND). When the Fund purchases securities on a "when-issued" basis, it enters into a commitment to buy the security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is delivered. If the value of the security being purchased falls between the time the Fund commits to buy it and the payment date, the Fund may sustain a loss. In addition, when the Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other, comparable securities at the time of delivery.

MATURITY (ALL BOND FUNDS). Every debt security has a stated maturity date -- when the issuer must repay the bond's entire principal value to the investor. However, many bonds are "callable," meaning their principal can be repaid earlier, on or after specified call dates. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, just as a homeowner refinances a mortgage. In that environment, a bond's "effective maturity" is usually its nearest call date. For mortgage-backed securities, the rate at which homeowners pay down their mortgage principal helps to determine the effective maturity of mortgage-backed bonds.

A bond mutual fund has no real maturity, but it does have a weighted average maturity. This number is an average of the stated or effective maturities of the underlying bonds, with each bond's maturity "weighted" by the percentage of fund assets it represents. Funds that target maturities normally use the effective, rather than the stated, maturities of the bonds in the portfolio when computing the average. This provides additional flexibility in portfolio management but, all else being equal, could result in higher volatility than a fund targeting a stated maturity or maturity range.

DURATION (ALL BOND FUNDS). Duration is a calculation that seeks to measure the price sensitivity of a bond or a mutual fund that primarily invests in debt securities to changes in interest rates. It measures this sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of the debt security. Future interest and principal payments are discounted to reflect their present value and are then multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund payments that may shorten a debt security's life.

DERIVATIVES (HIGH YIELD BOND AND ENHANCED INCOME). A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates, and various domestic foreign indexes.

The Fund may use derivatives for any of the following purposes:

  - To hedge against adverse changes in the market value of securities held by or to be bought for the Fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.
  - As a substitute for purchasing or selling securities or foreign currencies.
  - To shorten or lengthen the effective maturity or duration of the Fund's fixed income portfolio.
  - In non-hedging situations, to attempt to profit from anticipated market developments.

SHORT SALES (HIGH YIELD BOND). In selling a stock which the Fund does not own (a short sale), the Fund may borrow the security sold short to make delivery to the buyer. The Fund must then replace the security it has borrowed. If the price of a security sold short goes up between the time of the short sale and the time the Fund must deliver the security to the lender, the Fund will incur a loss. The Fund must also pay the lender any interest accrued during the period of the loan.

WRAP CONTRACTS (ENHANCED INCOME). Wrap contracts may cover certain assets of the Fund and are intended to reduce the volatility of the Fund's net asset value. A wrap contract is an agreement between the Fund and a financial institution, typically a highly-rated bank or insurance company (a wrap provider), to maintain certain Fund assets at their purchase price plus accrued interest. Under normal circumstances, the value of a wrap contract is the difference between the aggregate book value and the current market value of covered

         More About the Bond Funds

assets. A wrap contract therefore gains value when the market price of covered assets declines, and decreases in value when the market price of the covered assets increases. The Enhanced Income Fund expects to pay an annual premium of between 0.10% and 0.20% on the book value of any assets in the Fund which are covered by wrap contracts. The Enhanced Income Fund does not anticipate purchasing contracts on more than 50% of the Fund's assets.

Wrap contracts are considered illiquid assets of the Fund. In addition to liquidity risk, wrap contracts are subject to the credit risk of the wrap provider, and also to the risk that the Fund may be unable to replace a wrap contract that is maturing or subject to termination. Although wrap contracts are designed to reduce the volatility of the Fund's net asset value, they may not always be able to do so.

OTHER PRINCIPAL RISKS

FOREIGN RISK (HIGH YIELD BOND, BOND).

  - COUNTRY. General securities market movements in any country in which the Fund has investments are likely to affect the value of the Fund's securities that trade in that country. These movements will affect the Fund's share price and the Fund's performance. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

  - COMPANY. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Foreign trading systems, brokers and companies generally have less government supervision and regulation than in the U.S. A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Generally, the Fund can decrease in value when the individual securities it owns decrease in value. A company's securities can lose value for various reasons, including poor profits, weakened finances, changes in management, a downturn in the economy, or any other reason that leads investors to lose faith in that security.

TEMPORARY DEFENSIVE POSITIONS

In response to economic, political or unusual market conditions, each of the Bond Funds may adopt a temporary defensive position. The Tax-Free Income Fund may invest up to 20% of its assets in cash and taxable money market bonds, and the other Bond Funds may invest up to 100% of their assets in cash or money market obligations. Should this occur, the Funds may not meet their investment objectives and may miss potential market upswings.

         MORE ABOUT THE MONEY MARKET FUND

OTHER PRINCIPAL INVESTMENTS AND TECHNIQUES

The Money Market Fund may use the following principal investments and techniques to increase returns, protect assets or diversify investments. These techniques are subject to certain risks.

The SAI contains additional information about the Money Market Fund, including the Money Market Fund's other investment techniques. To obtain a copy of the SAI, see the back cover.

MONEY MARKET OBLIGATIONS. These include:

- U.S. Government securities with remaining maturities of 397 days or less,
- Commercial paper rated in one of the two highest categories of any rating agency,
- Asset-backed commercial paper whose own ratings or the rating of any guarantor is in one of the two highest categories of any rating agency,
- Short-term bank obligations rated in one of the two highest categories by any rating agency (with respect to obligations maturing in one year or less),
- Repurchase agreements relating to debt obligations that the Fund could purchase directly, and
- Unrated debt obligations with remaining maturities of one year or less that are determined by the adviser to be of comparable quality to the securities described above.

Generally, money market obligations will not increase in value, but they are high-quality investments that offer a fixed rate of return, as well as liquidity.

FLOATING- AND VARIABLE-RATE SECURITIES. The Fund may invest in floating- and variable-rate securities. These are securities that do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes to another index (such as the Treasury bill rate), but the interest rate on variable-rate bonds changes at preset times, based upon some underlying index. Some of the floating- or variable-rate securities will be callable by the issuer, which means they can be paid off before their maturity date.

These securities are subject to credit and interest-rate risk like other debt securities, but because they are callable, they are also subject to the risk that the Fund will be repaid prior to the stated maturity, and the principal reinvested in a lower interest-rate market that reduces the Fund's income. The Fund will only purchase floating- and variable-rate securities of the same quality as the debt securities it would otherwise purchase.

REPURCHASE AGREEMENTS. When entering into repurchase agreements, the Fund essentially makes a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specific time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering the amounts owed to it.

ASSET-BACKED COMMERCIAL PAPER. The Money Market Fund may invest in asset-backed commercial paper that is secured by a pool of assets such as installment-loan contracts, leases of various types of property, and receivables from credit cards. Asset-backed commercial paper is issued and supported by private issuers, and is subject to interest rate risk and credit risk.

PRINCIPAL RISKS

The Money Market Fund is a low-risk investment compared to most other investments. Given its objective -- to preserve capital, generate income and maintain liquidity -- the Fund invests in low-risk, high-quality securities. No investment, however, is free of all risk. Any time an investor buys commercial paper or similar obligations, there is credit risk and interest rate risk.

NON PRINCIPAL RISK

LIQUIDITY RISK. Liquidity risk is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price. To the extent the Fund invests in illiquid securities such as extendable commercial notes (whose maturity may be extended to up to 390 days at the option of the issuer), it is subject to this risk. The Fund will limit this risk by investing primarily in relatively short-term, high-quality securities.

         MANAGEMENT

INVESTMENT ADVISERS

EACH OF THE FUNDS EXCEPT THE NATIONWIDE MORLEY ENHANCED INCOME FUND

Villanova Mutual Fund Capital Trust (VMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the Fund's assets and supervises the daily business affairs of the Funds. VMF was organized in 1999 and advises mutual funds. As of June 30, 2001, VMF and its affiliates had approximately $25 billion in assets under management, including approximately $13 billion managed by VMF.

Each Fund, other than the Morley Enhanced Income Fund, pays VMF a management fee which is based on the Fund's average daily net assets. The total management fees paid by such Funds for the fiscal year ended October 31, 2000, expressed as a percentage of a Fund's average daily net assets and not taking into account any applicable waivers, were as follows:

Nationwide Bond Fund                                   0.50%
 ............................................................
Nationwide Tax-Free Income Fund                        0.50%
 ............................................................
Nationwide Government Bond Fund                        0.50%
 ............................................................
Money Market Fund                                      0.39%

The High Yield Bond Fund pays VMF a management fee as set forth below. The annual management fee is based on the Fund's average daily net assets and includes breakpoints so fees decrease as assets increase:

                       Assets                          Fee
------------------------------------------------------------
up to $250 million                                    0.55%
 ............................................................
$250 million -- $1 billion                            0.525%
 ............................................................
$1 billion -- $2 billion                              0.50%
 ............................................................
$2 billion -- $5 billion                              0.475%
 ............................................................
$5 billion+                                           0.45%

PORTFOLIO MANAGERS

HIGH YIELD BOND FUND

Curtiss Barrows has managed the Nationwide High Yield Bond Fund since its commencement of operations. He serves as Senior Vice President and Chief Investment Officer -- High Yield at VMF, which he joined in December 1999. Prior to that, he was Senior Vice President at Morgan Grenfell, Inc. (Deutsche Asset Management), and a portfolio manager of the Morgan Grenfell High Yield Bond Fund from March 1998 to December 1999. Before March 1998, he was a Vice President of Phoenix Duff & Phelps and the portfolio manager of the Phoenix-Goodwin High-Yield Fund. He has 15 years experience managing high yield investments.

BOND FUND

Thomas S. Leggett, CFA, is responsible for the day-to-day management of the Nationwide Bond Fund. Mr. Leggett joined Nationwide Insurance in 1982 as a securities analyst. Mr. Leggett became an Investment Officer for Nationwide Insurance, parent of VMF, in 1998, and prior to that he was Director -- Investments. Mr. Leggett also currently manages bond portfolios for two Nationwide Insurance retirement accounts.

TAX-FREE INCOME FUND

Alpha Benson, Director of Municipal Securities, joined Nationwide Insurance in 1977 as a financial analyst. Ms. Benson has managed the Nationwide Tax-Free Income Fund and its predecessor from its inception in March 1986, and managed the Financial Horizons Investment Trust Municipal Bond Fund from March 1997 to May 1998.

GOVERNMENT BOND FUND

Gary Hunt joined VMF in 1992 as a securities analyst. Mr. Hunt has been co-manager of the Nationwide Government Bond Fund, and its predecessor Funds, since March 1997. Since May 1999, Mr. Hunt has had primary responsibility for the Government Bond Fund. He also manages the Nationwide NSAT Government Bond Fund.

MONEY MARKET FUND

Patricia Mynster, Director of Securities Investments, has managed the Nationwide Money Market Fund and its predecessor since July 1997, and has managed short-term investments for the Nationwide Insurance Enterprise since 1991.

NATIONWIDE MORLEY ENHANCED INCOME FUND

Effective March 5, 2001, Morley Capital Management, Inc. (MCM), 5665 S.W. Meadows Road, Lake Oswego, Oregon 97035, assumed responsibility for managing the investment of the assets and supervising the daily business affairs of the Nationwide Morley Enhanced Income Fund. MCM assumed its role as investment adviser to the Fund on March 5, 2001, when the previous investment adviser, Union Bond & Trust Company (UBT), MCM's corporate affiliate, transferred its investment advisory responsibilities to MCM. MCM was organized in 1983 and provides stable value fixed income management services to mutual funds, collective investment trusts, separate investment accounts and tax-qualified retirement plans. As of December 31, 2000, MCM and its affiliates had approximately $9.4 billion in assets under management.

The Nationwide Morley Enhanced Income Fund pays MCM a management fee, which is based on the Fund's average daily net assets. The management fee payable by the Fund expressed as a percentage of the Fund's average daily net assets is 0.35%.

For the fiscal year ended October 31, 2000, the Nationwide Morley Enhanced Income Fund paid UBT, its previous adviser, an annual management fee of 0.35%, expressed as a percentage of the Fund's average daily net assets.

PORTFOLIO MANAGERS

NATIONWIDE MORLEY ENHANCED INCOME FUND

Thomas F. Mitchell and Perpetua M. Phillips are co-portfolio managers of the Nationwide Morley Enhanced Income Fund. Mr. Mitchell, Senior Portfolio Manager and Director of Compliance of MCM, has managed assets for corporate affiliates of MCM, including UBT, since December 1998. Mr. Mitchell co-managed the Fund from the time the Fund began operations in December 1999 until June 2000 and since March 2001; in between he was the sole portfolio manager. Mr. Mitchell also co-manages the Nationwide Morley Capital Accumulation Fund. Mr. Mitchell has over twenty years experience with taxable and tax-exempt securities. From 1978 to 1996, he managed investment portfolios for commercial bank affiliates of First Interstate Bancorp. In 1997 and 1998, following First Interstate's merger with Wells Fargo & Co., he was a fixed income trader with Wells Fargo's Institutional Securities Sales and Trading Division.

Ms. Phillips was named co-portfolio manager of the Fund in March 2001. Ms. Phillips joined MCM in 1999 and has twelve years of experience in finance and investments, including management of indexed and total return portfolios. In March 2001, Ms. Phillips also began co-managing the Nationwide Morley Capital Accumulation Fund. Ms. Phillips has been with MCM since 1999 as a stable value manager. Prior to joining MCM, Ms. Phillips was a portfolio manager with the Fixed Income Management Group of Brundage Story and Rose (1990-1999).

PRIOR PERFORMANCE OF THE HIGH YIELD BOND FUND'S PORTFOLIO MANAGER

As described above, Mr. Barrows previously was primarily responsible for managing two other mutual funds with investment objectives and strategies that are substantially similar, but not necessarily identical, to the High Yield Bond Fund. Such other mutual funds are the Phoenix-Goodwin High-Yield Fund and Morgan Grenfell High Yield Bond Fund (the "Prior Funds"). He managed the Phoenix-Goodwin High-Yield Fund until March 13, 1998. He managed the Morgan Grenfell High Yield Bond Fund individually from March 16, 1998 through March 1999 when a co-portfolio manager was added to such Fund. Performance for the Prior Funds was the following, during which period Mr. Barrows managed the Prior Funds alone. This performance reflects changes in the share prices and reinvestment of dividends and distributions, and is net of all fees and expenses.

PHOENIX-GOODWIN HIGH-YIELD FUND

                                ANNUALIZED
                                  TOTAL          FIRST BOSTON
                                 RETURN*       HIGH YIELD INDEX
1 year ending December 31,
  1997                            13.61%            12.63%
5 years ending December 31,
  1997                            11.88%            11.84%
10 years ending December 31,
  1997**                          11.02%            11.88%

MORGAN GRENFELL HIGH YIELD BOND FUND

1 year ending March 31, 1999       3.31%            (0.75)%

---------------
 * Total Returns for the Prior Funds may have been lower if the expenses associated with the Nationwide High Yield Bond Fund were applied to the Prior Funds.

** Mr. Barrows began managing The Phoenix-Goodwin High-Yield Fund in 1985.

Included for comparison are performance figures of the First Boston High Yield Index, an unmanaged index that measures the performance of fixed income securities similar, but not identical, to those in the High Yield Bond Fund's portfolio.

We have included performance information about the Prior Funds for comparison purposes, BUT THESE OTHER MUTUAL FUNDS ARE SEPARATE AND DISTINCT FROM THE FUND. THEIR PERFORMANCE DOES NOT GUARANTEE SIMILAR RESULTS FOR THE FUND AND SHOULD NOT BE VIEWED AS A SUBSTITUTE FOR THE FUND'S OWN PERFORMANCE.

         Management

The performance of the Prior Funds when managed by Mr. Barrows may not be comparable to the performance of the Fund because of the following differences:

  - brokerage commissions and dealer spreads
  - expenses (including management fees)
  - the size of the investment in a particular security in relation to the portfolio size
  - the timing of purchases and sales (including the effect of market conditions at that time)
  - the timing of cash flows into the portfolio
  - the availability of cash flows into the portfolio

Average annual total return represents the average change over a specified period of time in the value of an investment after reinvesting all income and capital gains distributions. The historical performance numbers are based on information compiled and calculated by Morningstar, Inc. (Morningstar) and are calculated in accordance with SEC standards. Morningstar is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. The Fund believes that the performance information noted above is reliable, but the Fund has not independently verified it.

         BUYING, SELLING AND EXCHANGING FUND SHARES

CHOOSING A SHARE CLASS

As noted in the Fund Summaries, each Fund offers different share classes to give investors different price and cost options. The Prime Shares of the Money Market Fund and Class A, Class B and Class C shares of the other Funds are available to all investors; Class D, Institutional Service Class, Service Class and Institutional Class shares may be available to a limited group of investors depending on which Fund you purchase.

The following sales charges will generally apply:

  Front-end Sales Charge when you purchase:
     Class A shares
     Class C shares
     Class D shares

  Contingent Deferred Sales Charge (CDSC)(1):
     Class B shares if you sell your shares within six years of purchase Class C shares if you sell your shares within one year of purchase

No Sales Charges on Prime shares, Institutional Service Class shares, Institutional Class shares or Service Class shares.

Sales charges are paid to the Funds' distributor, (the Distributor) which either retains them or pays them to a selling representative. Nationwide Advisory Services, Inc. is currently the Distributor. It is anticipated that on or about October 1, 2001, Villanova Distribution Services, Inc. (to be renamed Gartmore Distribution Services, Inc.) will become the Funds' Distributor.

Class A, Class B and Class C shares pay distribution and/or service fees under a Distribution Plan. These fees are either retained by the Distributor or paid by the Distributor to brokers for distribution and shareholder services.

Class A, Class D and Institutional Service Class shares may also pay administrative service fees. These fees are paid to brokers and other entities who provide administrative support services to the beneficial owners of the Class A, Class D and Institutional Service Class shares.

If you want lower annual fund expenses, Class A shares (and Class D, Institutional Class or Institutional Service Class shares if they are available and you are eligible to purchase them) may be right for you, particularly if you qualify for a reduction or waiver of sales charges. If you do not want to pay a front-end sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate. If you wish to pay a lower front-end sales charge than you would for Class A shares and are uncertain as to how long you may hold your shares, Class C shares may be right for you. The Funds reserve the right to reject an order of $250,000 or more for Class B shares or $1,000,000 or more for Class C shares and an order for Class B shares for Individual Retirement Accounts (IRA accounts) for shareholders 70 1/2 years old and older.

WHEN CHOOSING A SHARE CLASS, CONSIDER THE FOLLOWING:

      Class A and Class D shares                       Class B shares                             Class C shares
-----------------------------------------------------------------------------------------------------------------------------
Front-end sales charge means that a        No front-end sales charge, so your full    Front-end sales charge means that a
portion of your initial investment goes    investment immediately goes toward         portion of your initial investment goes
toward the sales charge, and is not        buying shares                              toward the sales charge and is not
invested                                                                              invested. Front-end Sales Charge on
                                                                                      Class C is lower than Class A and Class
                                                                                      D
 .............................................................................................................................

Reductions and waivers of the sales        No reductions of the CDSC available,       Like Class B shares, no reductions of
charge available                           but waivers available                      the CDSC are available, but waivers are
                                                                                      available
 .............................................................................................................................

Lower expenses than Class B and Class C    Higher distribution and service fees       Higher distribution and service fees
shares mean higher dividends per share     than Class A and Class D shares mean       than Class A and Class D shares mean
                                           higher fund expenses and lower             higher fund expenses and lower
                                           dividends per share                        dividends per share
 .............................................................................................................................

Conversion features are not applicable     After seven years, Class B shares          Unlike Class B shares, Class C shares
                                           convert into Class A shares, which         do not automatically convert into
                                           reduces your future fund expenses          another class
 .............................................................................................................................

No sales charge when shares are sold       CDSC if shares are sold within six         CDSC of 1% is applicable if shares are
back to the Fund(1)                        years: 5% in the first year, 4% in the     sold in the first year after purchase
                                           second, 3% in the third and fourth
                                           years, 2% in the fifth, and 1% in the
                                           sixth year
 .............................................................................................................................

No maximum investment limit                Investments of $250,000 or more may be     Investments of $1,000,000 or more may
                                           rejected(2)                                be rejected(3)

---------------

(1) A CDSC of up to 1% may be charged on certain redemptions of Class A shares purchased without a sales charge.

(2) This limit was calculated based on a seven year holding period.

(3) This limit was calculated based on a one year holding period.

         Buying, Selling and Exchanging Fund Shares

For investors who are eligible to purchase Class D, Institutional Service Class and Institutional Class shares, the purchase of such shares will be preferable to purchasing Class A, Class B or Class C shares.

 WHO CAN BUY INSTITUTIONAL SERVICE CLASS SHARES

 The Institutional Service Class shares are available for purchase only by the following:
  - retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans
  - tax-exempt employee benefit plans for which third party administrators provide recordkeeping services and are compensated by the Fund for such services
  - a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Service Class shares, where the investment is part of a program that collects an administrative service fee
  - registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Fund for services it provides
  - life insurance separate accounts to fund the benefits of variable annuity contracts issued to governmental entities as an investment option under their deferred compensation plans as defined under Section 457 of the Internal Revenue Code (the Code) or qualified plans adopted pursuant to
    Section 401(a) of the Code.

 WHO CAN BUY CLASS D SHARES

 Class D shares are available for purchase by the following:
  - Investors who received Class D shares of a Fund in the reorganization of Nationwide Investing Foundation, Nationwide Investing Foundation II and Financial Horizons Investment Trust into Nationwide Mutual Funds in May 1998, as long as you purchase the Class D shares through the same account and in the same capacity
  - Persons eligible to purchase Class D shares without a sales charge as described below or in the SAI

 WHO CAN BUY INSTITUTIONAL CLASS SHARES

The Institutional Class shares are available for purchase only by the following:
  - funds of funds offered by the Distributor or other affiliates of the Trust
  - tax-exempt employee benefit plans if no third party administrator for the plan receives compensation from the Funds
  - institutional advisory accounts of VMF or its affiliates and those having client relationships with an affiliate of VMF, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts
  - a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Class shares, where the investment is not part of a program that requires payment to the financial institution of a Rule 12b-1 or administrative service fee
  - registered investment advisers investing on behalf of institutions and high net-worth individuals entrusted to the adviser for investment purposes, if the adviser is affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services
  - High net worth individuals desiring to purchase shares of the Funds directly through the Distributor provided they are able to satisfy the minimum investment requirements described below.

Service Class shares of the Money Market Fund are currently sold only to separate account of Nationwide Life Insurance Company and an omnibus account held by Nationwide Trust Company. The address for these entities is One Nationwide Plaza, Columbus, Ohio 43215.

BUYING SHARES
PURCHASE PRICE. The purchase or "offering" price of each share of a Fund is its "net asset value" (NAV) next determined after the order is received, plus any applicable sales charge. A separate NAV is calculated for each class of a Fund. Generally, except for the Money Market Fund, NAV is based on the market value of the securities owned by a Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities owned by a Fund, allocable to such class, less the liabilities allocated to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The Funds do not calculate NAV on the following days:

  - New Year's Day
  - Martin Luther King, Jr. Day
  - Presidents' Day
  - Good Friday
  - Memorial Day
  - Independence Day
  - Labor Day
  - Thanksgiving Day
  - Christmas Day
  - Other days when the New York Stock Exchange is not open.

Each Fund reserves the right not to determine NAV when:

  - It has not received any orders to purchase, sell or exchange shares.
  - Changes in the value of that Fund's portfolio do not affect the NAV.

If current prices are not available for a security, or if Villanova SA Capital Trust (VSA), as the Funds' administrator, or its agent, determines a price does not represent fair value, a Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

Wrap contracts utilized by the Nationwide Morley Enhanced Income Fund are valued at fair value in accordance with procedures adopted by the Board of Trustees of the Trust.

The Money Market Fund's securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

IN-KIND PURCHASES. The Funds reserve the right to accept payment for shares in the form of securities that are permissible investments for the Funds.

MINIMUM INVESTMENTS --

CLASS A, B, C & PRIME SHARES

To open an account (per Fund) $1,000

 ......................................................

Through the Automatic Asset

Accumulation plan per
 transaction                                        $25

 ......................................................

Additional investments (per Fund) $100

MINIMUM INVESTMENTS -- CLASS D

To open an account (per Fund)                      $250

 ......................................................

Through the Automatic Asset

Accumulation plan per
 transaction                                        $25

 ......................................................

Additional investments                              $25

MINIMUM INVESTMENTS --

INSTITUTIONAL SERVICE CLASS
 To open an account (per Fund) $50,000

 ......................................................

Additional investments                             None

MINIMUM INVESTMENTS --

INSTITUTIONAL CLASS
 To open an account (per Fund) $1,000,000

 ......................................................

Additional investments                             None

 --------------------------------------------------------------

If you purchase shares through an account at a broker, different minimum account requirements may apply.
 These minimum investment requirements do not apply to certain retirement plans or omnibus accounts. Call
 1-800-848-0920 for more information.

         Buying, Selling and Exchanging Fund Shares

FRONT-END SALES CHARGES
CLASS A AND CLASS D SHARES

The charts below show the applicable front-end sales. Class A and Class D shares sales charges, which decrease as the amount of your investment increases.

CLASS A SHARES

                                                      Sales charge
                                     Sales charge       as % of
                                       as % of           amount
Amount of purchase                  offering price      invested
------------------------------------------------------------------
Less than $50,000                   4.50%             4.71%
 ..................................................................
$50,000 to $99,999                  4.00              4.17
 ..................................................................
$100,000 to $249,999                3.00              3.09
 ..................................................................
$250,000 to $499,999                2.50              2.56
 ..................................................................
$500,000 to $999,999                2.00              2.04
 ..................................................................
$1 million to $24,999,999           0.50              0.50
 ..................................................................
$25 million or more                 0.25              0.25

CLASS D SHARES

                                                      Sales charge
                                     Sales charge       as % of
                                       as % of           amount
Amount of purchase                  offering price      invested
------------------------------------------------------------------
Less than $50,000                   4.50%             4.71%
 ..................................................................
$50,000 to $99,999                  4.00              4.17
 ..................................................................
$100,000 to $249,999                3.00              3.09
 ..................................................................
$250,000 to $499,999                2.50              2.56
 ..................................................................
$500,000 to $999,999                1.00              1.01
 ..................................................................
$1 million to $24,999,999           0.50              0.50
 ..................................................................
$25 million or more                 None              None

CLASS C SHARES

Sales of Class C shares will be charged a sales charge of 1.00% of the offering price (1.01% of the amount invested).

CLASS A FINDERS' FEES

For certain sales of Class A shares at net asset value to employer sponsored retirement plans (other than those investing in the Funds through a variable insurance product), which are subject to a CDSC as described below, the Funds will pay a finder's fee to the dealer at the time of purchase. For the dealer to be eligible for the finder's fee, the following requirements apply:
  - The purchase of shares must be made by one employer sponsored retirement plan within a twelve month period from the purchase of any Nationwide Mutual Funds (Nationwide Funds) Class A shares.
  - The purchase can be made in any combination of Nationwide Funds.
  - The employer sponsored plan will be subject to a CDSC for shares redeemed in any employer initiated redemption within the first three years of purchase (the applicable CDSC will be charged as described below).
If these conditions are met, a finder's fee will be paid on the purchase at the following rates:

  - 1.00% for sales of the Nationwide Funds of $1 million and more but less than $3 million.

  - 0.50% for sales of the Nationwide Funds of $3 million and more but less than $50 million.

  - 0.25% for sales of the Nationwide Funds of $50 million or more.

REDUCTION OF CLASS A AND CLASS D SALES CHARGES

Shareholders can reduce or eliminate Class A and Class D shares' initial sales charge through one or more of the discounts described below:

  - An increase in the amount of your investment. The above tables show how the sales charge decreases as the amount of your investment increases.

  - Family Member Discount. Members of your family who live at the same address can combine investments in the Nationwide Funds (except purchases of the Money Market Fund), possibly reducing the sales charge.

  - Lifetime Additional Discount. You can add the value of any of the Nationwide Funds' Class A and Class D shares you already own (except the Money Market
    Fund) with the value of the shares you are purchasing, which may reduce the applicable sales charge.

  - Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any member of Nationwide Insurance to purchase Class A or Class D shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.

  - No sales charge on a repurchase. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A and Class D shares that you buy within 30 days of selling Class A or Class D shares of an equal or lesser amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.

  - Letter of Intent Discount. State in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A or Class D shares (excluding the Nationwide Money Market Fund) and your sales charge will be based on the total amount you intend to invest. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. Call 1-800-848-0920 for more information.

WAIVER OF CLASS A AND CLASS D SALES CHARGES

The Class A and Class D sales charges will be waived for the following purchasers:

  - Any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges for those persons. (Class A shares only)

  - Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor. (Class A shares only)

  - Any person who pays for the shares with the proceeds of one of the following sales:
     - Sales of non-Nationwide mutual fund shares
     - Sales of Class D shares of a Nationwide Fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead
     - Sales of Class A shares of another Nationwide Fund when they purchase Class D shares with the proceeds (this waiver only applies for purchasers eligible to purchase Class D shares)

   To qualify, you must have paid an initial sales charge or CDSC on the shares sold. You must purchase the new shares within 60 days of the redemption, and you must request the waiver when you purchase the new shares (the Funds may require evidence that you qualify for this waiver). (Class A and Class D shares for those Funds which have Class D shares)

  - Employer-sponsored retirement plans, including pension, profit sharing or deferred compensation plans which are qualified under sections 401(a), 403(b) or 457 of the Internal Revenue Code. (Class A shares only)

  - Trustees and retired Trustees of Nationwide Mutual Funds (including its predecessor Trusts). (Class A and Class D shares for those Funds which have Class D shares)

  - Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grand-children) and immediate relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of VMF, VSA and their affiliates. (Class A and Class D shares for those Funds which have Class D shares)

  - Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time (including, but not limited to, Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperative, Inc.). (Class A and Class D shares for those Funds which have Class D shares)

Additional investors eligible for sales charge waivers may be found in the SAI.

WAIVER OF CLASS C SALES CHARGES

Both the front-end sales charge and the CDSC applicable to Class C shares will be waived for sales to retirement plans offered by Nationwide Trust Company.

         Buying, Selling and Exchanging Fund Shares

CONVERSION OF CLASS B SHARES

After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same. We do the conversion on the first business day of the month following the seventh anniversary of the date of your purchase.

HOW TO PLACE YOUR PURCHASE ORDER

If you wish to purchase Class A, Class B, Class C or Class D shares, you may purchase them using one of the methods described below. When you buy shares, be sure to specify the class of shares. If you don't choose a class, your investment will be made in Class A shares (Prime Shares for the Money Market
Fund). Eligible entities wishing to purchase Institutional Service Class or Institutional Class shares should contact Customer Service at 1-800-848-0920 for more information regarding such purchases.

BY MAIL. Complete and mail the application with a check or money order made payable to: Nationwide Mutual Funds, P.O. Box 1492, Columbus, Ohio 43216-1492. Payment must be made in U.S. dollars only and drawn on a U.S. bank. The Funds will not accept third-party checks.

BY WIRE. You can request that your bank transmit funds (federal funds) by wire to the Fund's custodian bank. In order to use this method, you must call Customer Service at 1-800-848-0920 by 4 p.m. Eastern Time, and the wire must be received by the custodian bank by the close of business on the day you placed your order or your order will be cancelled. You may be liable for any loss to a Fund resulting from the cancellation. Please note that your bank may charge a fee to wire funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

BY TELEPHONE (NATIONWIDE FUNDS NOW). Call 1-800-637-0012, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use Nationwide Funds NOW to make purchases.

THROUGH AN AUTHORIZED BROKER. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you purchase through such a broker, your order will be priced at the NAV next determined after your broker or its designated intermediary accepts it. Contact your broker to determine whether it has an established relationship with the Distributor.

ON-LINE. Log on to our website www.nationwidefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can download a Fund prospectus or receive information on all of our funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on this website at any time, in which case you may continue to buy shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

ADDITIONAL SHAREHOLDER SERVICES

Shareholders are entitled to a wide variety of services by contacting:

NATIONWIDE FUNDS NOW                                              1-800-637-0012

Our customized voice-response system, available 24 hours a day, seven days a week

CUSTOMER SERVICE                                                  1-800-848-0920

Representatives are available to answer questions between 8 a.m. and 5 p.m. Eastern Time (Monday through Friday, except Thursday, when representatives are available between 9:30 a.m. and 5 p.m. Eastern Time).

For additional information on buying shares and shareholder services, call the Customer Service or contact your sales representative.

SELLING SHARES

You can sell or, in other words, redeem your shares of the Funds at any time, subject to certain restrictions described below. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after the Fund receives your properly completed order to sell in its offices in Columbus, Ohio. Of course, the value of the shares you sell may be worth more or less than their original purchase price depending upon the market value of a Fund's investments at the time of the sale.

 Properly completed orders contain all necessary paperwork to authorize and complete the transaction. The Funds may require all account holder signatures, updated account registration and bank account information and, depending on circumstances, a signature guarantee.

Generally, we will pay you for the shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased by check may be delayed until the check clears, which may take up to 10 business days from the date of your purchase.

A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.

Under extraordinary circumstances a Fund may elect to honor your redemption request by transferring some of the securities held by the Fund directly to you. For more information about a Fund's ability to make such a redemption in kind, see the SAI.

RESTRICTIONS ON SALES

You may not be able to sell your shares of a Fund or a Fund may delay paying you the proceeds from a sale when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists.

SIGNATURE GUARANTEE -- CLASS A, CLASS B, CLASS C, CLASS D AND PRIME SHARES

A signature guarantee is required under the following circumstances:

  - if your account address has changed within the last 10 business days, or

  - if the redemption check is made payable to anyone other than the registered shareholder, or

  - if the proceeds are sent to a bank account not previously designated or changed within the past 10 business days, or

  - if the proceeds are mailed to any address other than the address of record, or

  - if the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

The Distributor reserves the right to require a signature guarantee in other circumstances, without notice.

CONTINGENT DEFERRED SALES CHARGE (CDSC) ON CLASS A, CLASS B AND CLASS C SHARES

You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to a waiver. The sales charge applies if your sale causes the value of Class B shares in your account to fall below the total amount of all purchases of Class B shares you made during the preceding six years. The sales charge is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. The amount of the sales charge will decrease as illustrated in the following chart:

                        1       2       3       4       5       6           7
     Sale within       year   years   years   years   years   years   years or more
-----------------------------------------------------------------------------------
Sales charge            5%      4%      3%      3%      2%      1%          0%

All purchases during the month are grouped together and will be treated as if made on the last day of the preceding month.

Under certain circumstances, employer-sponsored retirement plans investing in Class A shares without a sales charge and for which a finders' fee has been paid (other than those investing in the Funds through variable insurance products) may be charged a CDSC if shares are redeemed within three years after purchase. The CDSC will be 1% for the first year, 0.50% for the second year and 0.25% for the third year.

With respect to Class C shares, you must pay a CDSC of 1% if you sell your shares within the first year after you purchased the shares.

We do not impose a CDSC on Class A, Class B or Class C shares purchased through reinvested dividends and distributions. If you sell your Class B or Class C shares and reinvest the proceeds in Class B or Class C shares within 30 days, the Funds will deposit an amount equal to any CDSC on

         Buying, Selling and Exchanging Fund Shares

Class B or Class C shares you paid into your account. We will also waive the CDSC on Class B or Class C if you sell shares following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or a determination of disability, and for mandatory withdrawals from IRA accounts after age 70 1/2 years. For more information, see the SAI.

HOW TO PLACE YOUR SALE ORDER

You can request the sale of your Class A, Class B, Class C or Class D shares in any of the ways described below. A signature guarantee may be required under certain circumstances. Please refer to the section entitled "Signature Guarantee -- Class A, Class B, Class C, Class D and Prime shares". Eligible entities wishing to sell Service, Institutional Service Class or Institutional Class shares should contact the Distributor at 1-800-848-0920 for information regarding such sales.
BY TELEPHONE (NATIONWIDE FUNDS NOW). Calling 1-800-637-0012 connects you to our automated voice-response system, available 24 hours a day, seven days a week, for easy access to mutual fund information. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. Only the following types of accounts can use Nationwide Funds NOW to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/ Transfer to Minor accounts. You can call 1-800-637-0012 after 7 p.m. Eastern Time to learn the day's closing share price.

CAPITAL GAINS TAXES
If you sell Fund shares for more than you paid for them, you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and Taxes -- Selling Fund Shares" on page 40.

THROUGH OUR CUSTOMER SERVICE LINE. Unless you declined the telephone redemption privilege on your application, you can call and request that a check payable to the shareholder of record be mailed to the address of record. You can sell shares of your IRA by telephone if we receive the proper forms. The distribution from an IRA will be subject to a mandatory 10% federal withholding tax, unless you inform us in writing not to withhold taxes. For additional information or to request the forms, please call the customer service line at 1-800-848-0920. The Funds will use procedures to confirm that telephone instructions are genuine. If a Fund acts on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and the Fund will be held harmless for any loss, claims or liability arising from its compliance with the instructions. The Funds may record telephone instructions to sell shares. The Funds reserve the right to revoke this privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.

BY BANK WIRE. The Funds can wire the funds directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.) Your proceeds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE (ACH). Your funds can be sent to your bank via ACH on the second business day after your order to sell has been received by the appropriate Funds. Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give the appropriate Funds written notice of its termination.)

BY MAIL OR FAX. Write a letter to Nationwide Mutual Funds, P.O. Box 1492, Columbus, Ohio 43216-1492 or fax it to 614-428-3278. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Fund from which you wish to make a redemption. For a distribution from an IRA, you must include your date of birth and indicate whether or not you want the Fund to withhold federal income tax from your proceeds. Your sale of shares will be processed on the date the Fund receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next business day. The Funds reserve the right to require the original document if you fax your letter.

BY MONEY MARKET FUND CHECK WRITING. Shareholders of Prime Shares of the Money Market Fund receive free check-writing privileges ($500 minimum). If you wish to withdraw your money this way, please complete the appropriate section of the application. There is no fee for this service, but the Fund reserves the right to charge for it or to terminate this service in the future. If you acquired your Money Market Fund shares through an exchange, the shares may be subject to a sales charge as described in "Exchanging Shares."

THROUGH AN AUTHORIZED BROKER. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you have an account with such a broker, your redemption order will be priced at the NAV next determined after your order has been accepted by your broker or its designated intermediary. Your broker or financial intermediary may charge fee for this services.

ON-LINE. Log on to our website www.nationwidefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can receive information on all of our funds by downloading a prospectus or using other methods as well as information concerning your own personal accounts on-line. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to sell Fund shares on this website at any time, in which case you may continue to sell shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

ACCOUNTS WITH LOW BALANCES -- CLASS A, CLASS B, CLASS C, CLASS D AND PRIME
SHARES

We may sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $250. Before the account is closed, we will give you notice and allow you 90 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts. This does not apply to Automatic Asset Accumulation accounts.

If the value of Prime Shares of your Money Market Fund account falls below a daily average of $250 for any month, you will be charged a $2 monthly fee, which is deposited into the Fund to offset the expenses of small accounts. We will sell shares from your account once a month to cover the fee.

For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

DISTRIBUTION PLAN

In addition to the sales charges which you may pay for Class A, Class B, Class C and Class D shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Service Class shares of the Funds to compensate the Distributor for expenses associated with distributing such shares and providing shareholder services.

DISTRIBUTION AND SERVICE FEES

Under the Distribution Plan, Class A, Class B and Class C shares of the Funds (and Service Class Shares of the Money Market Fund) pay the Distributor compensation which is accrued daily and paid monthly. Each Fund shall pay amounts not exceeding an annual amount of:

        FUND/CLASS               AS A % OF DAILY NET ASSETS
----------------------------------------------------------------
Class A shares               0.25% (distribution or service fee)
 ................................................................
Class B shares               0.85% (0.10% service fee)
 ................................................................
Class C shares               0.85% (0.10% service fee)
 ................................................................
Service Class (Money Market
  Fund)                      0.15% (distribution or service fee)

Class D, Institutional Service Class, Institutional Class shares and Prime Shares of the Money Market Fund pay no 12b-1 fees.

Because these fees are paid out of the Funds' assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

         Buying, Selling and Exchanging Fund Shares

EXCHANGING SHARES

You can exchange the shares you own for shares of another Fund within Nationwide Funds (except the Nationwide Morley Capital Accumulation Fund) as long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets the fund's minimum investment requirement. For example, you can exchange Class A shares of any one of the Funds for Class A shares of any other fund within the Nationwide Funds, but you cannot exchange Class A shares for Class B, Class C or Class D shares.

Capital gains taxes
Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay federal and/or state income taxes. For more information, see "Distribution and Taxes -- Exchanging Fund Shares" on page 40.

Generally, there is no sales charge for exchanges of Class B, Class C, Class D, Institutional Service Class or Institutional Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the fund into which you are exchanging. If you exchange Prime Shares of the Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Money Market Fund. Exchanges into the Prime Shares of the Money Market Fund are only permitted from Class A, Class B, Class D and Institutional Service Class shares of the Funds. If you exchange Class B shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Money Market Fund, the time you hold the shares in the Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Money Market Fund, you will pay the sales charge that would have been charged if the initial Class B (or certain Class A) shares had been sold at the time they were originally exchanged into the Money Market Fund. If you exchange your Prime Shares of the Money Market Fund back into Class B (or certain Class A) shares, the time you held Class B (or Class A) shares prior to the exchange will be counted for purposes of calculating the CDSC. Class C shares cannot be exchanged into Prime Shares of the Money Market Fund, but there is a waiver of any applicable CDSC at the time you redeem Class C shares and purchase Prime Shares of the Money Market Fund.

The Board of Trustees has approved holding a shareholder meeting for the Prestige Balanced and Prestige International Funds; at the meeting, shareholders of each of these funds will be asked to approve its liquidation. Because it is anticipated that these funds will be liquidated shortly after shareholder approval is obtained, beginning March 1, 2001, you may no longer exchange into the Prestige Balanced or Prestige International Funds.

HOW TO PLACE YOUR EXCHANGE ORDER

You can request an exchange of shares in writing, by fax, by phone, or by on-line access (see "Buying Shares -- How to place your purchase order" on page 34 or the back cover for contact information). If you make your request in writing, please be sure all account holders sign the letter. Your exchange will be processed on the date the Fund receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling Nationwide Funds NOW, our automated voice-response system, or by logging on to our website at www.nationwidefunds.com. You will have automatic exchange privileges unless you decline this option on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days' written notice to shareholders.

EXCESSIVE EXCHANGE ACTIVITY

The Trust reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Exchanges out of a Fund may be limited to 12 exchanges within a one year period or 1% of the Fund's NAV. In addition, the following Nationwide funds may assess the fee listed below on the total value of shares that are redeemed from one of these funds or exchanged out of one of these funds into another Nationwide fund if you have held the shares of the fund with the exchange fee for less than 90 days (30 days for the Gartmore Growth 20 Fund):

                 FUND                     EXCHANGE FEE
                 ----                     ------------
Gartmore Emerging Markets Fund........        2.00%
Gartmore International Growth Fund....        2.00%
Gartmore International Small Cap
  Growth Fund.........................        2.00%
Gartmore Global Leaders Fund..........        2.00%
Gartmore Global Technology and
  Communications Fund.................        2.00%
Gartmore Growth 20 Fund...............        2.00%
Gartmore Millennium Growth Fund.......        1.50%
Gartmore Value Opportunities Fund.....        1.50%
Nationwide Small Cap Fund.............        1.50%

The exchange fee is paid directly to the applicable fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. The exchange fee will only apply to shares purchased of, or exchanged into, one of the applicable funds after June 18, 2001. The exchange fee may not apply in certain circumstances, such as exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the exchange fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

         DISTRIBUTIONS AND TAXES
The following information is provided to help you understand the income and capital gains you can earn when owning Fund shares, as well as the federal taxes you may have to pay on this income. For tax advice regarding your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS OF INCOME DIVIDENDS

The Funds declare dividends daily and distribute them monthly. Income dividends are taxable to you as ordinary income for federal income tax purposes, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount of income dividends distributed to you will be reported in a Form 1099, which we will send to you during the tax season each year (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). For corporate shareholders, a portion of each year's distributions may be eligible for the corporate dividend-received deduction.

TAX-FREE INCOME FUND

Generally, income from the Tax-Free Income Fund will be exempt from federal income taxes, although it is possible that a small portion could be taxable. Any taxable distributions will be reported in a Form 1099. Although the distributions may be exempt from federal income taxes, they may be subject to state and local taxes. Please be aware that income that is exempt from federal income taxes may be considered in addition to taxable income for purposes of determining whether Social Security payments received by a shareholder are subject to federal income taxes. Certain income not subject to the normal federal income tax may be subject to the federal alternative minimum tax. To determine whether a tax-free fund is right for you, please speak with your tax adviser.

DISTRIBUTIONS OF CAPITAL GAINS

If a Fund has net realized capital gains at the end of the fiscal year (meaning the gains from sales of securities exceed any losses from sales), it will generally distribute this capital gain to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. On Form 1099, we will report the amount of net short-term capital gains and net long-term capital gains distributed to you during the year. Currently, for individuals, long-term capital gains are taxed at a maximum rate of 20%; short-term capital gains are taxed as ordinary income, as are interest or dividends. For more information regarding capital gains tax rates, speak with your tax adviser.

REINVESTING DISTRIBUTIONS

All income and capital gains distributions will be reinvested in shares of the applicable Fund. You may request a payment incash in writing if distributions are in excess of $5. You may be subject to tax on reinvested distributions. If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be cancelled and the money reinvested in a Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

CHANGING YOUR DISTRIBUTION OPTION
If you want to change your distribution option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution.

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs the Fund to withhold a portion of such proceeds.

When withholding is required, the amount will be 30.5% of your taxable distributions or redemption proceeds for calendar year 2001 after August 6, 2001, 30% for calendar years 2002 and 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.

STATE AND LOCAL TAXES

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser.

SELLING FUND SHARES

Selling Fund shares for more than you paid for them gives you a capital gain, which is subject to federal income tax. The amount of the tax depends on how long you held your shares. For individuals, long-term capital gains are currently taxed at a maximum rate of 20%; and short-term capital gains are taxed as ordinary income, as are interest or dividends. Capital gains from your sale of Fund shares is not reported on Form 1099; you or your tax adviser should keep track of your purchases, sales, and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you may have.

EXCHANGING FUND SHARES

Exchanging your shares of a Fund for another Fund within the Nationwide Funds is considered a sale for income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have capital gains, which are subject to the federal income taxes described above. If you exchange Fund shares for a loss, you may be able to use this capital loss to offset certain capital gains you may have.

         FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years or, if the Fund has not been in operation for the past five years, for the life of the Fund. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions and no sales charges). Except for the information for the six months ended April 30, 2001, this information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the Trust's annual report, which is available upon request. For the Bond, Government Bond and Tax-Free Funds for 1996, 1997 and 1998, information is for one Class D share outstanding through the periods ended October 31, which includes information for these Funds and their respective predecessors (prior to May 11, 1998, shares of these Funds' predecessors were without class designation). The tables for each of these Funds also include information for the Class A and Class B shares for the period from May 11, 1998 to October 31, 1998 and for the years ended October 31, 1999 and October 31, 2000. For the Money Market Fund for 1996, 1997, 1998 and 1999, information is for one share outstanding through the years ended October 31, which includes information for the Fund and its predecessor. As of January 4, 1999, the original shares of the Money Market Fund were renamed Prime Shares, and a new Class of shares of the Money Market Fund (Service Class Shares) was added. Class C shares had not been offered to the public as of October 31, 2000. The information for the Nationwide High Yield Bond Fund and the Nationwide Morley Enhanced Income Fund reflects the performance for the life of such Funds.

                                                                              NATIONWIDE HIGH YIELD BOND FUND
                                                          -----------------------------------------------------------------------
                                                                   CLASS A SHARES                        CLASS B SHARES
                                                          ---------------------------------     ---------------------------------
                                                          SIX MONTHS ENDED                      SIX MONTHS ENDED
                                                             APRIL 30,         PERIOD ENDED        APRIL 30,         PERIOD ENDED
                                                                2001           OCTOBER 31,            2001           OCTOBER 31,
                                                            (UNAUDITED)          2000(a)          (UNAUDITED)          2000(a)
                                                          ----------------     ------------     ----------------     ------------
NET ASSET VALUE -- BEGINNING OF PERIOD                       $    7.96          $    10.00         $    7.96          $   10.00
                                                             ---------          ----------         ---------          ---------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                    0.44                0.86              0.42               0.80
  Net realized and unrealized gains (losses) on
    investments                                                  (0.32)              (2.04)            (0.32)             (2.04)
                                                             ---------          ----------         ---------          ---------
    Total investment activities                                   0.12               (1.18)             0.10              (1.24)
                                                             ---------          ----------         ---------          ---------
DISTRIBUTIONS:
  Net investment income                                          (0.44)              (0.86)            (0.42)             (0.80)
                                                             ---------          ----------         ---------          ---------
    Total distributions                                          (0.44)              (0.86)            (0.42)             (0.80)
                                                             ---------          ----------         ---------          ---------
Net increase (decrease) in net asset value                       (0.32)              (2.04)            (0.32)             (2.04)
                                                             ---------          ----------         ---------          ---------
NET ASSET VALUE -- END OF PERIOD                             $    7.64          $     7.96         $    7.64          $    7.96
                                                             =========          ==========         =========          =========
Total Return (excluding sales charge)                          1.61%(b)        (12.48)%(b)()         1.23%(b)          13.02%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)                          $   3,687          $    2,804         $     231          $     188
  Ratio of expenses to average net assets                      0.95%(c)            0.95%(c)          1.70%(c)           1.70%(c)
  Ratio of net investment income to average net assets        11.34%(c)           12.35%(c)         10.63%(c)          13.09%(c)
  Ratio of expenses to average net assets*                     1.12%(c)            1.15%(c)          2.87%(c)           3.46%(c)
  Portfolio turnover**                                          39.66%              76.93%            39.66%             76.93%

                                                                          NATIONWIDE HIGH YIELD BOND FUND
                                                                ----------------------------------------------------
                                                                CLASS C SHARES    INSTITUTIONAL SERVICE CLASS SHARES
                                                                --------------    ----------------------------------
                                                                 PERIOD ENDED     SIX MONTHS ENDED
                                                                  APRIL 30,           APRIL 30,        PERIOD ENDED
                                                                   2001(D)              2001            OCTOBER 31,
                                                                 (UNAUDITED)         (UNAUDITED)          2000(a)
                                                                --------------    -----------------    -------------
NET ASSET VALUE -- BEGINNING OF PERIOD                             $   8.07           $   8.01           $   10.00
                                                                   --------           --------           ---------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                         0.03               0.45                0.87
  Net realized and unrealized gains (losses) on investments           (0.42)             (0.31)              (1.99)
                                                                   --------           --------           ---------
    Total investment activities                                       (0.39)              0.14               (1.12)
                                                                   --------           --------           ---------
DISTRIBUTIONS:
  Net investment income                                               (0.03)             (0.45)              (0.87)
                                                                   --------           --------           ---------
    Total distributions                                               (0.03)             (0.45)              (0.87)
                                                                   --------           --------           ---------
Net increase (decrease) in net asset value                            (0.42)             (0.31)              (1.99)
                                                                   --------           --------           ---------
NET ASSET VALUE -- END OF PERIOD                                   $   7.65           $   7.70           $    8.01
                                                                   ========           ========           =========
Total Return (excluding sales charge)                            (4.85)%(b)()         1.85%(b)()       (11.80)%(b)()
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)                                $      1           $ 90,430           $  88,639
  Ratio of expenses to average net assets                          1.22%(c)()         0.70%(c)()          0.70%(c)()
  Ratio of net investment income to average net assets             8.51%(c)()        11.58%(c)()         11.46%(c)()
  Ratio of expenses to average net assets*                         1.22%(c)()         0.86%(c)()          0.83%(c)()
  Portfolio turnover**                                               39.66%             39.66%              76.93%

---------------

 * During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
 ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
 (a) For the period from December 29, 1999 (commencement of operations) through October 31, 2000.
 (b) Not annualized.
 (c) Annualized.
 (d) For the period from March 1, 2001 (commencement of operations) through April 30, 2001.

         Financial Highlights

                                                                              NATIONWIDE BOND FUND
                                                    ------------------------------------------------------------------------
                                                                         CLASS A SHARES                        CLASS B SHARES
                                                    --------------------------------------------------------   -------------
                                                     SIX MONTHS                                                 SIX MONTHS
                                                        ENDED       YEAR ENDED    YEAR ENDED    PERIOD ENDED       ENDED
                                                      APRIL 30,     OCTOBER 31,   OCTOBER 31,   OCTOBER 31,      APRIL 30,
                                                        2001           2000          1999         1998(a)          2001
                                                    -------------   -----------   -----------   ------------   -------------
                                                     (UNAUDITED)                                                (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD                $    8.75       $  9.07      $   9.75       $   9.52       $    8.75
                                                      ---------       -------      --------       --------       ---------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                             0.27          0.57          0.53           0.26            0.24
  Net realized and unrealized gains (losses) on
    investments                                            0.29         (0.32)        (0.68)          0.23            0.29
                                                      ---------       -------      --------       --------       ---------
    Total investment activities                            0.56          0.25         (0.15)          0.49            0.53
                                                      ---------       -------      --------       --------       ---------
DISTRIBUTIONS:
  Net investment income                                   (0.28)        (0.57)        (0.53)         (0.26)          (0.25)
                                                      ---------       -------      --------       --------       ---------
    Total distributions                                   (0.28)        (0.57)        (0.53)         (0.26)          (0.25)
                                                      ---------       -------      --------       --------       ---------
  Net increase (decrease) in net asset value               0.28         (0.32)        (0.68)          0.23            0.28
                                                      ---------       -------      --------       --------       ---------
NET ASSET VALUE -- END OF PERIOD                      $    9.03       $  8.75      $   9.07       $   9.75       $    9.03
                                                      =========       =======      ========       ========       =========
Total return (excluding sales charge)                   6.45%(b)        2.87%       (1.58)%        5.18%(b)        6.15%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)                   $   3,844       $ 3,458      $  3,186       $  1,365       $   2,409
  Ratio of expenses to average net assets               1.11%(c)        1.05%         1.08%        1.17%(c)        1.70%(c)
  Ratio of net investment income to average net
    assets                                              6.15%(c)        6.42%         5.67%        5.48%(c)        5.53%(c)
  Portfolio turnover*                                    41.26%        72.80%        64.26%         70.31%          41.26%

                                                             NATIONWIDE BOND FUND
                                                    ---------------------------------------
                                                              CLASS B SHARES
                                                    ---------------------------------------
                                                                                  PERIOD
                                                    YEAR ENDED    YEAR ENDED       ENDED
                                                    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                                       2000          1999         1998(a)
                                                    -----------   -----------   -----------

NET ASSET VALUE -- BEGINNING OF PERIOD                $  9.08      $   9.75      $   9.52
                                                      -------      --------      --------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                           0.52          0.47          0.23
  Net realized and unrealized gains (losses) on
    investments                                         (0.33)        (0.67)         0.23
                                                      -------      --------      --------
    Total investment activities                          0.19         (0.20)         0.46
                                                      -------      --------      --------
DISTRIBUTIONS:
  Net investment income                                 (0.52)        (0.47)        (0.23)
                                                      -------      --------      --------
    Total distributions                                 (0.52)        (0.47)        (0.23)
                                                      -------      --------      --------
  Net increase (decrease) in net asset value            (0.33)        (0.67)         0.23
                                                      -------      --------      --------
NET ASSET VALUE -- END OF PERIOD                      $  8.75      $   9.08      $   9.75
                                                      =======      ========      ========
Total return (excluding sales charge)                   2.15%       (2.07)%       4.85%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)                   $ 1,707      $  1,662      $    490
  Ratio of expenses to average net assets               1.64%         1.68%       1.81%(c)
  Ratio of net investment income to average net
    assets                                              5.83%         5.07%       4.93%(c)
  Portfolio turnover*                                  72.80%        64.26%        70.31%

                                                       CLASS C
                                                       SHARES                            CLASS D SHARES
                                                    -------------   --------------------------------------------------------
                                                       PERIOD       SIX MONTHS
                                                        ENDED          ENDED               YEARS ENDED OCTOBER 31,
                                                      APRIL 30,      APRIL 30,    ------------------------------------------
                                                       2001(d)         2001          2000           1999          1998(a)
                                                    -------------   -----------   -----------   ------------   -------------
                                                     (UNAUDITED)    (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD               $     9.19      $   8.76      $   9.09       $   9.76       $   9.49
                                                     ----------      --------      --------       --------       --------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                             0.03          0.28          0.59           0.55           0.57
                                                     ----------      --------      --------       --------       --------
  Net realized and unrealized gains (losses) on
    investments                                           (0.15)         0.30         (0.33)         (0.67)          0.27
    Total investment activities                           (0.12)         0.58          0.26          (0.12)          0.84
                                                     ----------      --------      --------       --------       --------
DISTRIBUTIONS:
  Net investment income                                   (0.03)        (0.29)        (0.59)         (0.55)         (0.57)
                                                     ----------      --------      --------       --------       --------
    Total distributions                                   (0.03)        (0.29)        (0.59)         (0.55)         (0.57)
                                                     ----------      --------      --------       --------       --------
  Net increase (decrease) in net asset value              (0.15)         0.29         (0.33)         (0.67)          0.27
                                                     ----------      --------      --------       --------       --------
NET ASSET VALUE -- END OF PERIOD                     $     9.04      $   9.05      $   8.76       $   9.09       $   9.76
                                                     ==========      ========      ========       ========       ========
Total return (excluding sales charge)               (1.28)%(b)()      6.68%(b)        2.97%        (1.24)%          9.11%
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)                  $       41      $115,197      $108,413       $125,451       $134,822
  Ratio of expenses to average net assets               1.65%(c)      0.89%(c)        0.83%          0.83%          0.78%
  Ratio of net investment income to average net
    assets                                              4.93%(c)      6.37%(c)        6.62%          5.86%          5.93%
  Ratio of expenses to average net assets(*)            1.74%(c)           (e)           (e)            (e)            (e)
  Portfolio turnover(**)                                 41.26%        41.26%        72.80%         64.26%         70.31%


                                                         CLASS D SHARES
                                                    -------------------------

                                                     YEARS ENDED OCTOBER 31,
                                                    -------------------------
                                                       1997          1996
                                                    -----------   -----------

NET ASSET VALUE -- BEGINNING OF PERIOD               $   9.34      $   9.50
                                                     --------      --------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                           0.60          0.61
                                                     --------      --------
  Net realized and unrealized gains (losses) on
    investments                                          0.15         (0.15)
    Total investment activities                          0.75          0.46
                                                     --------      --------
DISTRIBUTIONS:
  Net investment income                                 (0.60)        (0.62)
                                                     --------      --------
    Total distributions                                 (0.60)        (0.62)
                                                     --------      --------
  Net increase (decrease) in net asset value             0.15         (0.16)
                                                     --------      --------
NET ASSET VALUE -- END OF PERIOD                     $   9.49      $   9.34
                                                     ========      ========
Total return (excluding sales charge)                   8.33%         5.05%
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)                  $124,404      $133,253
  Ratio of expenses to average net assets               0.72%         0.70%
  Ratio of net investment income to average net
    assets                                              6.43%         6.60%
  Ratio of expenses to average net assets(*)               (e)           (e)
  Portfolio turnover(**)                               70.63%        38.95%

------------------

 * During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
 ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
 (a) Shares first offered to public on May 11, 1998. Upon a trust Reorganization on May 11, 1998, the existing shares of the Fund were renamed Class D.
 (b) Not annualized.
 (c) Annualized.
 (d) For the period from March 1, 2001 (commencement of operations) through April 30, 2001.
 (e) There were no fee reductions in this period.

                                                                 NATIONWIDE TAX-FREE INCOME FUND
                                                      -----------------------------------------------------
                                                                         CLASS A SHARES
                                                      -----------------------------------------------------
                                                      SIX MONTHS                                  PERIOD
                                                         ENDED      YEAR ENDED    YEAR ENDED       ENDED
                                                       APRIL 30,    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                                         2001          2000          1999         1998(a)
                                                      -----------   -----------   -----------   -----------
                                                      (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD                 $   10.04     $    9.79     $   10.65     $   10.48
                                                       ---------     ---------     ---------     ---------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                              0.24          0.50          0.49          0.23
  Net realized and unrealized gains (losses) on
    investments                                             0.14          0.25         (0.82)         0.17
                                                       ---------     ---------     ---------     ---------
    Total investment activities                             0.38          0.75         (0.33)         0.40
                                                       ---------     ---------     ---------     ---------
DISTRIBUTIONS:
  Net investment income                                    (0.24)        (0.50)        (0.49)        (0.23)
  In excess of net investment income                          --            --            --            --
  Net realized gains                                          --            --         (0.04)           --
                                                       ---------     ---------     ---------     ---------
    Total distributions                                    (0.24)        (0.50)        (0.53)        (0.23)
                                                       ---------     ---------     ---------     ---------
  Net increase (decrease) in net asset value                0.14          0.25         (0.86)         0.17
                                                       ---------     ---------     ---------     ---------
NET ASSET VALUE -- END OF PERIOD                       $   10.18     $   10.04     $    9.79     $   10.65
                                                       =========     =========     =========     =========
Total Return (excluding sales charge)                    3.83%(b)        7.90%       (3.26)%       3.86%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)                    $   3,989     $   3,792     $   2,383     $     601
  Ratio of expenses to average net assets                  0.99%         0.94%         0.96%       1.06%(c)
  Ratio of net investment income to average net
    assets                                               4.80%(c)        5.09%         4.73%       4.50%(c)
  Portfolio turnover**                                     7.16%         7.08%        42.26%        28.88%

                                                                 NATIONWIDE TAX-FREE INCOME FUND
                                                      -----------------------------------------------------
                                                                         CLASS B SHARES
                                                      -----------------------------------------------------
                                                      SIX MONTHS                                  PERIOD
                                                         ENDED      YEAR ENDED    YEAR ENDED       ENDED
                                                       APRIL 30,    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                                         2001          2000          1999         1998(a)
                                                      -----------   -----------   -----------   -----------
                                                      (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD                 $   10.03     $    9.78     $   10.66     $   10.48
                                                       ---------     ---------     ---------     ---------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                              0.21          0.44          0.42          0.20
  Net realized and unrealized gains (losses) on
    investments                                             0.15          0.25         (0.83)         0.18
                                                       ---------     ---------     ---------     ---------
    Total investment activities                             0.36          0.69         (0.41)         0.38
                                                       ---------     ---------     ---------     ---------
DISTRIBUTIONS:
  Net investment income                                    (0.21)        (0.41)        (0.43)        (0.20)
  In excess of net investment income                          --         (0.03)           --            --
  Net realized gains                                          --            --         (0.04)           --
                                                       ---------     ---------     ---------     ---------
    Total distributions                                    (0.21)        (0.44)        (0.47)        (0.20)
                                                       ---------     ---------     ---------     ---------
  Net increase (decrease) in net asset value                0.15          0.25         (0.88)         0.18
                                                       ---------     ---------     ---------     ---------
NET ASSET VALUE -- END OF PERIOD                       $   10.18     $   10.03     $    9.78     $   10.66
                                                       =========     =========     =========     =========
Total Return (excluding sales charge)                    3.63%(b)        7.27%       (4.02)%       3.66%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)                    $   4,494     $   4,601     $   3,746     $   1,477
  Ratio of expenses to average net assets                1.59%(c)        1.55%         1.56%       1.66%(c)
  Ratio of net investment income to average net
    assets                                               4.20%(c)        4.50%         4.12%       3.94%(c)
  Portfolio turnover**                                     7.16%         7.08%        42.26%        28.88%

                                                         CLASS C
                                                         SHARES                         CLASS D SHARES
                                                       -----------   ----------------------------------------------------
                                                         PERIOD      SIX MONTHS
                                                          ENDED         ENDED             YEARS ENDED OCTOBER 31,
                                                        APRIL 30,     APRIL 30,    --------------------------------------
                                                         2001(d)        2001          2000         1999         1998(a)
                                                       -----------   -----------   ----------   -----------   -----------
                                                       (UNAUDITED)   (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD                   $ 10.32      $  10.03      $   9.78     $  10.66      $  10.51
                                                         -------      --------      --------     --------      --------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                              0.01          0.26          0.53         0.51          0.50
  Net realized and unrealized gains (losses) on
    investments                                            (0.16)         0.15          0.25        (0.84)         0.23
                                                         -------      --------      --------     --------      --------
    Total investment activities                            (0.15)         0.41          0.78        (0.33)         0.73
                                                         -------      --------      --------     --------      --------
DISTRIBUTIONS:
  Net investment income                                    (0.01)        (0.26)        (0.50)       (0.51)        (0.50)
  In excess of net investment income                          --            --         (0.03)          --            --
  Net realized gains                                          --            --         (0.04)       (0.08)           --
                                                         -------      --------      --------     --------      --------
    Total distributions                                    (0.01)        (0.26)        (0.53)       (0.55)        (0.58)
                                                         -------      --------      --------     --------      --------
  Net increase (decrease) in net asset value               (0.16)         0.15          0.25        (0.88)         0.15
                                                         -------      --------      --------     --------      --------
  Net asset value -- end of period                       $ 10.16      $  10.18      $  10.03     $   9.78      $  10.66
                                                         =======      ========      ========     ========      ========
Total Return (excluding sales charge)                  (1.42)%(b)()    4.07%(b)        8.18%      (3.21)%         7.09%
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)                      $     1      $200,308      $204,337     $226,270      $263,662
  Ratio of expenses to average net assets                1.58%(c)      0.74%(c)        0.70%        0.71%         0.85%
  Ratio of net investment income to average net
    assets                                               3.88%(c)      5.05%(c)        5.35%        4.93%         4.73%
  Ratio of expenses to average net assets*                    (e)           (e)        0.70%        0.71%         0.93%
  Portfolio turnover**                                     7.16%         7.16%         7.08%       42.26%        28.88%


                                                            CLASS D SHARES
                                                       -------------------------

                                                        YEARS ENDED OCTOBER 31,
                                                       -------------------------
                                                          1997          1996
                                                       -----------   -----------

NET ASSET VALUE -- BEGINNING OF PERIOD                  $  10.24      $  10.22
                                                        --------      --------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                              0.50          0.51
  Net realized and unrealized gains (losses) on
    investments                                             0.27          0.02
                                                        --------      --------
    Total investment activities                             0.77          0.53
                                                        --------      --------
DISTRIBUTIONS:
  Net investment income                                    (0.50)        (0.51)
  In excess of net investment income                          --            --
  Net realized gains                                          --            --
                                                        --------      --------
    Total distributions                                    (0.50)        (0.51)
                                                        --------      --------
  Net increase (decrease) in net asset value                0.27          0.02
                                                        --------      --------
  Net asset value -- end of period                      $  10.51      $  10.24
                                                        ========      ========
Total Return (excluding sales charge)                      7.72%         5.31%
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)                     $256,486      $264,642
  Ratio of expenses to average net assets                  0.96%         0.96%
  Ratio of net investment income to average net
    assets                                                 4.85%         4.98%
  Ratio of expenses to average net assets*                 1.11%         1.11%
  Portfolio turnover**                                    39.49%        24.15%

---------------

  * During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
 ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
 (a) Shares first offered to public on May 11, 1998. Upon a trust Reorganization on May 11, 1998, the existing shares of the Fund were renamed Class D.
 (b) Not annualized.
 (c) Annualized.
 (d) For the period from March 1, 2001 (commencement of operations) through April 30, 2001.
 (e) There were no fee reductions in this period.

         Financial Highlights

                                             NATIONWIDE GOVERNMENT BOND FUND
                                   ---------------------------------------------------
                                                     CLASS A SHARES
                                   ---------------------------------------------------
                                   SIX MONTHS
                                      ENDED     YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                    APRIL 30,   OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                      2001         2000         1999        1998(a)
                                   -----------  -----------  -----------  ------------
                                   (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF
  PERIOD                           $    10.00    $     9.89   $    10.56   $     10.24
                                   ----------    ----------   ----------   -----------
INVESTMENT ACTIVITIES
  Net investment income (loss)           0.28          0.57         0.51          0.26
  Net realized and unrealized
    gains (losses) on investments        0.31          0.13       (0.62)          0.32
                                   ----------    ----------   ----------   -----------
    Total investment activities          0.59          0.70       (0.11)          0.58
                                   ----------    ----------   ----------   -----------
DISTRIBUTIONS
  Net investment income                (0.28)        (0.57)       (0.51)        (0.26)
  Net realized gains                       --        (0.02)       (0.05)            --
                                   ----------    ----------   ----------   -----------
    Total distributions                (0.28)        (0.59)       (0.56)        (0.26)
                                   ----------    ----------   ----------   -----------
Net increase (decrease) in net
  asset value                            0.31          0.11       (0.67)          0.32
                                   ----------    ----------   ----------   -----------
NET ASSET VALUE -- END OF PERIOD   $    10.31    $    10.00   $     9.89   $     10.56
                                   ==========    ==========   ==========   ===========
Total Return (excluding sales
  charge)                            5.88%(b)         7.40%      (1.05)%      5.69%(b)
RATIOS/SUPPLEMENTAL DATA
  Net assets at end of period
    (000)                          $   54,446    $   54,796   $   49,601   $       332
  Ratio of expenses to average
    net assets                       0.99%(c)         0.99%        0.99%      1.04%(c)
  Ratio of net investment income
    to average net assets            5.40%(c)         5.84%        5.13%      5.10%(c)
  Ratio of expenses to average
    net assets*                      1.12%(c)         1.05%        1.15%      1.17%(c)
  Portfolio turnover**                 80.55%       107.86%       51.86%        59.52%

                                             NATIONWIDE GOVERNMENT BOND FUND
                                   ---------------------------------------------------
                                                     CLASS B SHARES
                                   ---------------------------------------------------
                                   SIX MONTHS
                                      ENDED     YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                    APRIL 30,   OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                      2001         2000         1999        1998(a)
                                   -----------  -----------  -----------  ------------
                                   (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF
  PERIOD                            $    10.00    $    9.89    $   10.55   $     10.24
                                    ----------    ---------    ---------   -----------
INVESTMENT ACTIVITIES
  Net investment income (loss)            0.25         0.51         0.45          0.23
  Net realized and unrealized
    gains (losses) on investments         0.31         0.13       (0.61)          0.31
                                    ----------    ---------    ---------   -----------
    Total investment activities           0.56         0.64       (0.16)          0.54
                                    ----------    ---------    ---------   -----------
DISTRIBUTIONS
  Net investment income                 (0.25)       (0.51)       (0.45)        (0.23)
  Net realized gains                        --       (0.02)       (0.05)            --
                                    ----------    ---------    ---------   -----------
    Total distributions                 (0.25)       (0.53)       (0.50)        (0.23)
                                    ----------    ---------    ---------   -----------
Net increase (decrease) in net
  asset value                             0.31         0.11       (0.66)          0.31
                                    ----------    ---------    ---------   -----------
NET ASSET VALUE -- END OF PERIOD    $    10.31    $   10.00    $    9.89   $     10.55
                                    ==========    =========    =========   ===========
Total Return (excluding sales
  charge)                             5.58%(b)        6.72%      (1.57)%      5.29%(b)
RATIOS/SUPPLEMENTAL DATA
  Net assets at end of period
    (000)                           $    1,418    $   1,129    $   1,148   $       297
  Ratio of expenses to average
    net assets                        1.57%(c)        1.63%        1.64%      1.64%(c)
  Ratio of net investment income
    to average net assets             4.81%(c)        5.19%        4.44%      4.59%(c)
  Ratio of expenses to average
    net assets*                       1.58%(c)        1.63%        1.65%      1.86%(c)
  Portfolio turnover**                  80.55%      107.86%       51.86%        59.52%

---------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(a)  Shares first offered to public on May 11, 1998. Upon a trust
     Reorganization on May 11, 1998, the existing shares of the Fund were renamed Class D.
(b)  Not annualized.
(c)  Annualized.
(d) For the period from March 1, 2001 (commencement of operations) through April 30, 2001.

                                                                       NATIONWIDE GOVERNMENT BOND FUND
                                            -------------------------------------------------------------------------------------
                                              CLASS C                                 CLASS D SHARES
                                               SHARES     -----------------------------------------------------------------------
                                            ------------  SIX MONTHS
                                            PERIOD ENDED     ENDED                        YEAR ENDED OCTOBER 31,
                                             APRIL 30,     APRIL 30,     --------------------------------------------------------
                                              2001(d)        2001          2000        1999      1988(a)       1997        1996
                                            ------------  -----------    --------    --------    --------    --------    --------
                                            (UNAUDITED)   (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD       $     10.47  $    10.01     $   9.89    $  10.57    $  10.31    $  10.04    $  10.12
                                             -----------  ----------     --------    --------    --------    --------    --------
INVESTMENT ACTIVITIES
  Net investment income (loss)                      0.02        0.29         0.59        0.53        0.56        0.59        0.59
  Net realized and unrealized gains
    (losses) on investments                       (0.17)        0.31         0.14      (0.63)        0.34        0.27      (0.08)
                                             -----------  ----------     --------    --------    --------    --------    --------
    Total investment activities                   (0.15)        0.60         0.73      (0.10)        0.90        0.86        0.51
                                             -----------  ----------     --------    --------    --------    --------    --------
DISTRIBUTIONS
  Net investment income                           (0.02)      (0.29)       (0.59)      (0.53)      (0.56)      (0.59)      (0.58)
  In excess of net investment income                  --          --           --          --          --          --      (0.01)
  Net realized gains                                  --          --       (0.02)      (0.05)      (0.08)          --          --
                                             -----------  ----------     --------    --------    --------    --------    --------
    Total distributions                           (0.02)      (0.29)       (0.61)      (0.58)      (0.64)      (0.59)      (0.59)
                                             -----------  ----------     --------    --------    --------    --------    --------
Net increase (decrease) in net asset value        (0.17)        0.31         0.12      (0.68)        0.26        0.27      (0.08)
                                             -----------  ----------     --------    --------    --------    --------    --------
NET ASSET VALUE -- END OF PERIOD             $     10.30  $    10.32     $  10.01    $   9.89    $  10.57    $  10.31    $  10.04
                                             ===========  ==========     ========    ========    ========    ========    ========
Total Return (excluding sales 3%                   8.86%       5.28%
*RATIOS/SUPPLEMENTAL DATA
  Net assets at end of period (000)          $       353  $   73,840     $ 55,812    $ 52,260    $ 50,849    $ 41,328    $ 39,497
  Ratio of expenses to average net assets       1.62%(c)    0.78%(c)        0.78%       0.79%       0.92%       1.07%       1.06%
  Ratio of net investment income to
    average net assets                          4.53%(c)    5.58%(c)        6.03%       5.24%       5.43%       5.85%       5.86%
  Ratio of expenses to average net assets*      1.72%(c)    0.81%(c)        0.78%       0.81%       1.03%       1.22%       1.21%
  Portfolio turnover**                            80.55%      80.55%      107.86%      51.86%      59.52%      26.58%       9.30%

---------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(a)  Shares first offered to public on May 11, 1998. Upon a trust
     Reorganization on May 11, 1998, the existing shares of the Fund were renamed Class D.
(b)  Not annualized.
(c)  Annualized.
(d) For the period from March 1, 2001 (commencement of operations) through April 30, 2001.

         Financial Highlights

                                                                         NATIONWIDE MORLEY ENHANCED INCOME FUND
                                                        -------------------------------------------------------------------------
                                                                 CLASS A SHARES               INSTITUTIONAL SERVICE CLASS SHARES
                                                        ---------------------------------     -----------------------------------
                                                        SIX MONTHS ENDED                      SIX MONTHS ENDED
                                                           APRIL 30,         PERIOD ENDED         APRIL 30,         PERIOD ENDED
                                                              2001           OCTOBER 31,            2001             OCTOBER 31,
                                                          (UNAUDITED)          2000(a)           (UNAUDITED)           2000(a)
                                                        ----------------     ------------     -----------------     -------------
NET ASSET VALUE -- BEGINNING OF PERIOD                      $       9.90       $    10.00         $        9.90       $     10.00
                                                            ------------       ----------         -------------       -----------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                      0.28             0.48                  0.29              0.49
  Net realized and unrealized gains (losses) on
    investments                                                   (0.03)           (0.10)                (0.03)            (0.10)
                                                            ------------       ----------         -------------       -----------
    Total investment activities                                     0.25             0.38                  0.26              0.39
                                                            ------------       ----------         -------------       -----------
DISTRIBUTIONS:
  Net investment income                                           (0.28)           (0.48)                (0.29)            (0.49)
                                                            ------------       ----------         -------------       -----------
    Total distributions                                           (0.28)           (0.48)                (0.29)            (0.49)
                                                            ------------       ----------         -------------       -----------
Net increase (decrease) in net asset value                        (0.03)           (0.10)                (0.03)            (0.10)
                                                            ------------       ----------         -------------       -----------
NET ASSET VALUE -- END OF PERIOD                            $       9.87       $     9.90         $        9.87       $      9.90
                                                            ============       ==========         =============       ===========
Total Return (excluding sales charge)                           2.51%(b)         3.86%(b)              2.61%(b)          4.02%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)                         $        570       $      368         $      11,754       $    11,614
  Ratio of expenses to average net assets                       0.90%(c)         0.90%(c)              0.70%(c)          0.70%(c)
  Ratio of net investment income to average net
    assets                                                      5.60%(c)         5.90%(c)              5.82%(c)          5.96%(c)
  Ratio of expenses to average net assets*                      1.73%(c)         2.63%(c)              2.63%(c)          1.73%(c)
  Portfolio turnover**                                            22.13%            4.42%                22.13%             4.42%

                                                                   NATIONWIDE MORLEY ENHANCED
                                                                          INCOME FUND
                                                                --------------------------------
                                                                   INSTITUTIONAL CLASS SHARES
                                                                --------------------------------
                                                                SIX MONTHS ENDED
                                                                   APRIL 30,        PERIOD ENDED
                                                                      2001          OCTOBER 31,
                                                                  (UNAUDITED)         2000(a)
                                                                ----------------    ------------
NET ASSET VALUE -- BEGINNING OF PERIOD                              $       9.89      $    10.00
                                                                    ------------      ----------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                                              0.30            0.51
  Net realized and unrealized gains (losses) on investments               (0.02)          (0.11)
                                                                    ------------      ----------
    Total investment activities                                             0.28            0.40
                                                                    ------------      ----------
DISTRIBUTIONS:
  Net investment income                                                   (0.30)          (0.51)
                                                                    ------------      ----------
    Total distributions                                                   (0.30)          (0.51)
                                                                    ------------      ----------
Net increase (decrease) in net asset value                                (0.02)          (0.11)
                                                                    ------------      ----------
NET ASSET VALUE -- END OF PERIOD                                    $       9.87      $     9.89
                                                                    ============      ==========
Total Return (excluding sales charge)                                   2.84%(b)        4.16%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)                                 $      3,166      $      497
  Ratio of expenses to average net assets                               0.45%(c)        0.45%(c)
  Ratio of net investment income to average net assets                  5.99%(c)        6.44%(c)
  Ratio of expenses to average net assets*                              1.36%(c)        2.13%(c)
  Portfolio turnover**                                                    22.13%           4.42%

---------------

 * During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
 ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares.
 (a) For the period from December 29, 1999 (commencement of operations) through October 31, 2000.
 (b) Not annualized.
 (c) Annualized.
 (d) For the period from March 1, 2001 (commencement of operations) through April 30, 2001.

                                                                                          NATIONWIDE MONEY MARKET FUND
                                                                                -------------------------------------------------
                                                                                              SERVICE CLASS SHARES
                                                                                -------------------------------------------------
                                                                                SIX MONTHS ENDED     YEAR ENDED      PERIOD ENDED
                                                                                   APRIL 30,         OCTOBER 31,     OCTOBER 31,
                                                                                      2001              2000           1999(a)
                                                                                ----------------     -----------     ------------
NET ASSET
  VALUE -- BEGINNING OF
  PERIOD                                                                          $         1.00      $     1.00      $      1.00
INVESTMENT ACTIVITIES
  Net investment income                                                                     0.03            0.06             0.04
                                                                                  --------------      ----------      -----------
    Total investment
      activities                                                                            0.03            0.06             0.04
                                                                                  --------------      ----------      -----------
DISTRIBUTIONS
  Net investment income                                                                   (0.03)          (0.06)           (0.04)
                                                                                  --------------      ----------      -----------
    Total Distributions                                                                   (0.03)          (0.06)           (0.04)
                                                                                  --------------      ----------      -----------
Net increase (decrease) in
  net asset value                                                                             --              --               --
                                                                                  --------------      ----------      -----------
NET ASSET VALUE -- END OF
  PERIOD                                                                          $         1.00      $     1.00      $      1.00
                                                                                  ==============      ==========      ===========
Total Return                                                                            2.59%(b)           5.64%         3.69%(b)
RATIOS/SUPPLEMENTAL DATA
  Net assets at end of
    period (000)                                                                  $      318,350      $  256,221      $    22,295
  Ratio of expenses to
    average net assets                                                                  0.75%(c)           0.75%         0.64%(c)
  Ratio of net investment
    income to average net
    assets                                                                              5.10%(c)           5.68%         4.74%(c)
  Ratio of expenses to
    average net assets*                                                                 0.88%(c)           0.86%         0.79%(c)

                                           NATIONWIDE MONEY MARKET FUND
                                 ------------------------------------------------
                                                   PRIME SHARES
                                 ------------------------------------------------
                                 SIX MONTHS ENDED       YEARS ENDED OCTOBER 31,
                                    APRIL 30,         ---------------------------
                                       2001              2000           1999(d)
                                 ----------------     -----------     -----------
NET ASSET VALUE -- BEGINNING
  OF PERIOD                       $          1.00     $      1.00     $      1.00
                                  ---------------     -----------     -----------
INVESTMENT ACTIVITIES
  Net investment income                      0.03            0.06            0.05
                                  ---------------     -----------     -----------
    Total investment
      activities                             0.03            0.06            0.05
                                  ---------------     -----------     -----------
DISTRIBUTIONS
  Net investment income                    (0.03)          (0.06)          (0.05)
                                  ---------------     -----------     -----------
    Total Distributions                    (0.03)          (0.06)          (0.05)
                                  ---------------     -----------     -----------
Net increase (decrease) in
  net asset value                              --              --              --
                                  ---------------     -----------     -----------
NET ASSET VALUE -- END OF
  PERIOD                          $          1.00     $      1.00     $      1.00
                                  ===============     ===========     ===========
Total Return                             2.63%(b)           5.74%           4.61%
RATIOS/SUPPLEMENTAL DATA
  Net assets at end of
    period (000)                  $     1,348,095     $ 1,241,194     $ 1,345,342
  Ratio of expenses to
    average net assets                   0.67%(c)           0.65%           0.61%
  Ratio of net investment
    income to average net
    assets                               5.23%(c)           5.58%           4.52%
  Ratio of expenses to
    average net assets*                       (e)           0.65%           0.61%

                                        NATIONWIDE MONEY MARKET FUND
                              -------------------------------------------------
                                                PRIME SHARES
                              -------------------------------------------------
                                           YEARS ENDED OCTOBER 31,
                              -------------------------------------------------
                                    1998              1997             1996
                              ----------------     -----------     ------------
NET ASSET VALUE -- BEGINNING
  OF PERIOD                     $         1.00      $     1.00      $      1.00
                                --------------      ----------      -----------
INVESTMENT ACTIVITIES
  Net investment income                   0.05            0.05             0.05
                                --------------      ----------      -----------
    Total investment
      activities                          0.05            0.05             0.05
                                --------------      ----------      -----------
DISTRIBUTIONS
  Net investment income                 (0.05)          (0.05)           (0.05)
                                --------------      ----------      -----------
    Total Distributions                 (0.05)          (0.05)           (0.05)
                                --------------      ----------      -----------
Net increase (decrease) in
  net asset value                           --              --               --
                                --------------      ----------      -----------
NET ASSET VALUE -- END OF
  PERIOD                        $         1.00      $     1.00      $      1.00
                                ==============      ==========      ===========
Total Return                             5.15%           5.07%            5.05%
RATIOS/SUPPLEMENTAL DATA
  Net assets at end of
    period (000)                $    1,048,689      $  820,657      $   729,500
  Ratio of expenses to
    average net assets                   0.59%           0.59%            0.60%
  Ratio of net investment
    income to average net
    assets                               4.96%           4.96%            4.93%
  Ratio of expenses to
    average net assets*                  0.64%           0.64%            0.65%

---------------

 * During the period certain fees were waived and/or reimbursed. if such waivers/reimbursements had not occurred, the ratios would have been as indicated.
 (a) For the period from January 4, 1999 (commencement of operations) through October 31, 1999.
 (b) Not annualized.
 (c) Annualized.
 (d) As of January 4, 1999, the existing shares of the fund were renamed Prime Shares.
 (e) There were no fee reductions in this period.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

INFORMATION FROM NATIONWIDE

Please read this Prospectus before you invest, and keep it with your records. The following documents contain additional information about the Funds. To obtain a document free of charge, contact us at the address or number listed below.

- Statement of Additional Information (incorporated by reference in this Prospectus)

- Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Funds' performance)

- Semi-Annual Reports (as available)

FOR ADDITIONAL INFORMATION CONTACT:

Nationwide Family of Funds
P.O. Box 1492
Columbus, Ohio 43216-1492
(614) 428-3278 (fax)

Nationwide Logo

FOR INFORMATION, ASSISTANCE AND WIRE ORDERS:

1-800-848-0920 (toll free, 8 a.m.- 5 p.m. Eastern Time (Monday through Friday, except Thursday, when representatives are available between 9:30 a.m. and 5 p.m. Eastern Time.))

FOR 24-HOUR ACCOUNT ACCESS:

1-800-637-0012 (toll free)
Also, visit the Nationwide Funds' website at www.nationwidefunds.com.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

INVESTMENT COMPANY ACT FILE NO. 811-08495

NATIONWIDE FAMILY OF FUNDS
PO BOX 1492
COLUMBUS, OHIO 43216-1492

HS-1330-9/01

                             NATIONWIDE MUTUAL FUNDS

                           Gartmore Total Return Fund

                 Prospectus Supplement dated September 4, 2001
          to Prospectus dated March 1, 2001 (as revised June 14, 2001)


Unless otherwise defined in this Supplement, capitalized terms used herein have the meanings given to them in the Prospectus.

The second paragraph of the section entitled "Objective and Principal Strategies" on page 3 of the prospectus is hereby deleted in its entirety and replaced with the following which more accurately reflects the Fund's current investment strategies.

     To achieve its objective, the Fund invests primarily in common stock and convertible securities. It generally intends to be fully invested in these types of equity securities. Among other factors, the portfolio managers consider companies with above average earnings performance and above average revenue growth. The Fund looks for companies whose earnings are expected to consistently grow faster than other companies in the market. It usually will sell securities if:

     -  the price of the security is overvalued

     -  the company's earnings are consistently lower than expected

     -  more favorable opportunities are identified.



Effective September 4, 2001, the disclosure in the Prospectus is also hereby amended to reflect the fact that Institutional Service Class shares have been added to the Fund.

The disclosure under the section entitled "PERFORMANCE" on page 4 of the Prospectus is hereby amended by adding the following footnote 2 to "ANNUAL RETURNS - CLASS D SHARES" bar chart:

(2) The Class D shares year-to-date return for the six months ended June 30, 2001 was -7.94%.

The disclosure under the section entitled "PERFORMANCE" on page 4 of the Prospectus is hereby amended by adding the following information about the Institutional Service Class to the Average annual returns table:

Average annual returns as of 12/31/00                1 year            5 years          10 years
------------------------------------------------------------------------------------------------

Institutional Service Class(5)                       -2.30%            17.06%             15.19%

----------------
(5) These returns include performance based on the Fund's predecessor, which was achieved prior to the creation of the Fund (May 11, 1998) and which is the same as the performance shown for the Class D shares through May 11, 1998. In addition, for the period from May 11, 1998 through December 31, 2000, which is prior to the implementation of the Institutional Service Class shares, the performance of the Institutional Service Class shares is based on the performance shown for Class D shares. The returns do not reflect the Institutional Service Class shares' lower estimated expenses.

The disclosure under the section "FEES AND EXPENSES" and "EXAMPLE" on page 5 of the Prospectus is hereby amended by adding the following information about the Institutional Service Class Shares to the respective tables:

Shareholder Fees(1)                                     Institutional Service
(paid directly from your investment)                        Class Shares
-------------------------------------------------------------------------------

Maximum Sales Charge (Load)                                   None
imposed on purchases (as a
percentage of offering price)

Maximum Deferred Sales Charge                                 None
(Load) imposed on redemptions
(as a percentage of original
purchase price or sale proceeds,
as applicable)

Annual Fund Operating Expenses                          Institutional Service
 (deducted from Fund Assets)                                Class Shares
--------------------------------------------------------------------------------
Management Fees                                                0.58%
Distribution and/or Service (12b-1) Fees
                                                               None
Other Expenses                                                 0.11%
TOTAL ANNUAL FUND OPERATING EXPENSES                           0.69%

The remainder of the Fee Table and the footnotes remain the same.

EXAMPLE
                              1 year     3 years       5 years        10 years
------------------------------------------------------------------------------
Institutional Service
Class Shares                  $ 70       $ 221         $ 384          $ 859

The "BUYING, SELLING AND EXCHANGING FUND SHARES" section beginning on page 8 of the Prospectus is revised to include the following:

     There is no sales charge on Institutional Service Class shares; however these shares may pay administrative service fees. These fees are paid to brokers and other entities who provide administrative support services to the beneficial owners of the shares.

     There is $50,000 minimum investment to open an account for this class with no minimum for additional investment thereafter.

     Institutional Service Class shares are available to a limited group of investors. The Institutional Service Class shares are available for purchase only by the following:
     - retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in retail securities business and rollover individual retirement account from such plans

     - tax-exempt employee benefit plans for which third party administrators provide recordkeeping services and are compensated by the Fund for such services
     - a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Service Class shares, where the investment is part of a program that collects an administrative service fee
     - registered investment advisers investing on behalf of institutional and high net-worth individuals where the adviser is compensated by the Fund for services it provides
     - life insurance separate accounts to fund the benefits of variable annuity contracts issued to governmental entities as an investment option under their deferred compensation plans as defined under
          Section 457 of the Internal Revenue Code (the Code) or qualified plans adopted pursuant to Section 401(a) of the Code

For investors eligible to purchase Institutional Service Class shares, the purchase of these shares will be preferable to purchasing the Fund's other classes. Eligible entities wishing to purchase or sell Institutional Service Class shares should contact the Distributor at 1-800-848-0920 for information regarding such transactions.

The "BUYING, SELLING AND EXCHANGING FUND SHARES" section beginning on page 11 of the Prospectus is amended by adding the following section after the section entitled "WAIVER OF CLASS A AND CLASS D SALES CHARGES":

WAIVER OF CLASS C SALES CHARGES

Both the front-end sales charge and the CDSC applicable to Class C shares will be waived for sales to retirement plans offered by Nationwide Trust Company.


The "FINANCIAL HIGHLIGHTS" section beginning on page 18 of the Prospectus is amended to include the following unaudited Semi-Annual Financial Information for each of the share classes for the period ended April 30, 2001:

                                                                -------------------------------------------- -------------
                                                                                                                Period
                                                                             Six Months Ended                Ended April
                                                                              April 30, 2001                 30, 2001(a)
                                                                                (Unaudited)                  (Unaudited)
                                                                -------------- -------------- -------------- -------------
                                                                   Class A        Class B        Class D       Class C
                                                                   Shares         Shares         Shares         Shares
                                                                   ------         ------         ------         ------
                                                                -------------- -------------- -------------- -------------
---------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                            $   30.80      $   30.48      $   30.67      $   19.12
                                                                  --------       --------       --------       --------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                          0.05          (0.03)          0.08          (0.01)
Net realized and unrealized gains (losses) on investments            (3.07)         (3.07)         (3.07)         (0.08)
                                                                 ----------     ----------     ----------     ----------
         Total investment activities                                 (3.02)         (3.10)         (2.99)         (0.09)
                                                                 ----------     ----------     ----------     ----------
DISTRIBUTIONS:
Net investment income                                                (0.07)              -         (0.09)              -
Net realized gains                                                   (8.37)         (8.37)         (8.37)
                                                                 ----------     ----------     ----------
                                                                                                                       -
         Total distributions                                         (8.44)         (8.37)         (8.46)
                                                                 ----------     ----------     ----------
                                                                                                                       -
Net increase (decrease) in net asset value                          (11.46)        (11.47)        (11.45)         (0.09)
                                                                  ---------      ---------      ---------       --------
NET ASSET VALUE - END OF PERIOD                                  $   19.34      $   19.01      $   19.22      $   19.01
                                                                  ========       ========       ========       ========
                                                                -------------- -------------- -------------- -------------

                                                                -------------------------------------------- -------------
                                                                             Six Months Ended                   Period
                                                                                                             Ended April
                                                                              April 30, 2001                 30, 2001(a)
                                                                                (Unaudited)                  (Unaudited)
                                                                -------------- -------------- -------------- -------------
                                                                   Class A        Class B        Class D       Class C
                                                                   Shares         Shares         Shares         Shares
                                                                   ------         ------         ------         ------
                                                                -------------- -------------- -------------- -------------
         Total Return (excluding sales charge)                    (11.67%)(b)    (12.13%)(b)      (11.61%)(b)     (0.47%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets as end of period (000)                             $   93,052     $   42,295      $ 1,760,544         $   41
Ratio of expenses to average net assets                            1.06%(c)        1.81%(c)         0.86%(c)       1.82%(c)
Ratio of net investment income to average net assets               0.37%(c)       (0.27%)(c)        0.68%(c)      (0.93%)(c)
Portfolio turnover*                                               43.17%          43.17%           43.17%         43.17%
--------------------------------------------------------------- -------------- -------------- -------------- -------------


---------------
* Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(a) For the period from March 1, 2001 (commencement of operations) through April 30, 2001.
(b)  Not annualized.
(c)  Annualized.


                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                             NATIONWIDE MUTUAL FUNDS

                         Gartmore Millennium Growth Fund

                  Prospectus Supplement dated September 4, 2001
                      to Prospectus dated March 1, 2001 as
                           supplemented June 14, 2001

Unless otherwise defined in this Supplement, capitalized terms used herein have the meanings given to them in the Prospectus. Where a provision of this Supplement and the Supplement dated June 14, 2001 are inconsistent with one another, the provision in this Supplement shall control.

Effective September 4, 2001, the disclosure in the Prospectus is hereby amended to reflect the fact that Institutional Service Class shares have been added to the Fund.

The disclosure under the section entitled "PERFORMANCE" on page 4 of the Prospectus is hereby amended by adding the following footnote 2 to "ANNUAL RETURNS - CLASS D SHARES" bar chart:

2 The Class D shares year-to-date return for the six months ended June 30, 2001 was -29.99%.

The disclosure under the section entitled "PERFORMANCE" on page 4 of the Prospectus is hereby amended by adding the following information about the Institutional Service Class shares to the average annual returns table:

Average annual returns as of 12/31/00        1 year     5 years      10 years
--------------------------------------------------------------------------------
Institutional Service Class(5)               10.24%      14.63%       15.74%

(5)These returns include performance based on the Fund's predecessor, which was achieved prior to the creation of the Fund (May 11, 1998) and which is the same as the performance shown for the Class D shares through May 11, 1998. In addition, for the period from May 11, 1998 through December 31, 2000, which is prior to the implementation of the Institutional Service Class shares, the performance of the Institutional Service Class shares is based on the performance shown for Class D shares. The returns do not reflect the Institutional Service Class shares' lower estimated expenses.

The disclosure under the section "FEES AND EXPENSES" and "EXAMPLE" on page 5 of the Prospectus is hereby amended by adding the following information about the Institutional Service Class Shares to the respective tables:

Shareholder Fees(1)                                     Institutional Service
(paid directly from your investment)                         Class Shares
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on                          None
purchases (as a percentage of offering price)

Maximum Deferred Sales Charge (Load) imposed                    None
on redemptions (as a percentage of original purchase price or sale proceeds, as applicable)

Shareholder Fees(1)                                     Institutional Service
(paid directly from your investment)                         Class Shares
--------------------------------------------------------------------------------
Redemption/Exchange Fee (as a percentage of                     1.50%
amount redeemed or exchanged)7

Annual Fund Operating Expenses                          Institutional Service
 (deducted from Fund Assets)                                Class Shares
--------------------------------------------------------------------------------
Management Fees                                                 1.03%

Distribution and/or Service (12b-1) Fees
                                                                None
Other Expenses                                                  0.43%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                            1.46%
Amount of Fee Waiver/Expense Reimbursement                      0.26%
--------------------------------------------------------------------------------
NET EXPENSES AFTER WAIVERS                                      1.20%

(7) A redemption/exchange fee of 1.50% will be charged for any share redeemed or exchanged within 30 days after the acquisition date. See "Buying, Selling and Exchanging Fund Shares - Redemption Fees" on page 13 and "Buying, Selling and Exchanging Fund Shares - Excessive Exchange Activity" on page 16.

The remainder of the Fee Table and the footnotes remain the same.

EXAMPLE
                               1 year        3 years      5 years       10 years
--------------------------------------------------------------------------------
Institutional Service
Class Shares                   $ 122         $ 436        $ 773         $ 1,724

The "BUYING, SELLING AND EXCHANGING FUND SHARES" section beginning on Page 8 of the Prospectus is revised to include the following:

     There is no sales charge on Institutional Service Class shares; however these shares may pay administrative service fees. These fees are paid to brokers and other entities who provide administrative support services to the beneficial owners of the shares.

     There is $50,000 minimum investment to open an account for this class with no minimum for additional investments thereafter.

     Institutional Service Class shares are available to a limited group of investors. The Institutional Service Class shares are available for purchase only by the following:
- retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in retail securities business and rollover individual retirement account from such plans
- tax-exempt employee benefit plans for which third party administrators provide recordkeeping services and are compensated by the Fund for such services
- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Service Class shares, where the investment is part of a program that collects an administrative service fee
- registered investment advisers investing on behalf of institutional and high net-worth individuals where the adviser is compensated by the Fund for services it provides
- life insurance separate accounts to fund the benefits of variable annuity contracts issued to governmental entities as an investment option under their deferred compensation plans as defined under Section 457 of the Internal Revenue Code (the Code) or qualified plans adopted pursuant to
     Section 401(a) of the Code

For investors eligible to purchase Institutional Service Class shares, the purchase of these shares will be preferable to purchasing the Fund's other classes. Eligible entities wishing to purchase or sell Institutional Service Class shares should contact the Distributor at 1-800-848-0920 for information regarding such transactions.

The "FINANCIAL HIGHLIGHTS" section beginning on page 18 of the Prospectus is amended to include the following unaudited Semi-Annual Financial Information for each of the share classes for the period ended April 30, 2001:

                                                              -----------------------------------------------------------
                                                                                                            Period Ended
                                                                            Six Months Ended                  April 30,
                                                                             April 30, 2001                    2001(a)
                                                                              (Unaudited)                    (Unaudited)
                                                              -----------------------------------------------------------
                                                                 Class A     Class B Shares     Class D        Class C
                                                                                     ------
                                                                 Shares                         Shares         Shares

-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                         $    28.69     $    28.24      $    28.75     $    13.46
                                                               ---------      ---------       ---------      ---------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                       (0.08)         (0.11)          (0.05)         (0.01)
Net realized and unrealized gains (losses) on investments         (11.94)        (11.96)         (11.94)          0.32
                                                              -----------    -----------     -----------    ----------
         Total investment activities                              (12.02)        (12.07)         (11.99)          0.31
                                                              -----------    -----------     -----------    ----------
DISTRIBUTIONS:
Net realized gains                                                 (2.41)         (2.41)          (2.41)             -
                                                              -----------    -----------     -----------    ----------
         Total distributions                                       (2.41)         (2.41)          (2.41)             -
                                                              -----------    -----------     -----------    ----------
Net increase (decrease) in net asset value                        (14.43)        (14.48)         (14.40)          0.31
                                                               ----------     ----------      ----------    ----------
NET ASSET VALUE - END OF PERIOD                               $    14.26     $    13.76      $    14.35     $    13.77
                                                               =========      =========       =========      =========
         Total Return (excluding sales charge)                    (44.28%)(b)    (45.23%)(b)     (44.06%)(b)      2.30%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets as end of period (000)                             $    8,732     $    5,241      $   20,778     $        5
Ratio of expenses to average net assets                             1.63%(c)       2.23%(c)        1.30%(c)       2.23%(c)
Ratio of net investment income to average net assets               (0.89%)(c)     (1.49%)(c)      (0.58%)(c)     (2.17%)(c)
Ratio of expenses to average net assets*                            2.27%(c)       3.15%(c)        2.04%(c)       4.15%(c)
Portfolio turnover**                                              467.72%        467.72%         467.72%        467.72%
-------------------------------------------------------------------------------------------------------------------------

---------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(a) For the period from March 1, 2001 (commencement of operations) through April 30, 2001.
(b)  Not annualized.
(c)  Annualized.



           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE.

                             NATIONWIDE MUTUAL FUNDS

                              Gartmore Growth Fund
                             Gartmore Growth 20 Fund

                  Prospectus Supplement dated September 4, 2001
                      to Prospectus dated March 1, 2001 as
                           supplemented June 14, 2001


Unless otherwise defined in this Supplement, capitalized terms used herein have the meanings given to them in the Prospectus. Where a provision of this Supplement and the Supplement dated June 14, 2001 are inconsistent with one another, the provision in this Supplement shall control.

Effective September 4, 2001, the disclosure in the Prospectus is hereby amended to reflect the fact that Institutional Service Class shares have been added to the Gartmore Growth Fund. See "BUYING, SELLING AND EXCHANGING FUND SHARES" section beginning on page 12 of the Prospectus for further information about Institutional Service Class shares.

The disclosure under the section entitled "PERFORMANCE" on page 4 of the Prospectus is hereby amended by adding the following footnote 2 to "ANNUAL RETURNS - CLASS D SHARES" bar chart:

     (2) The Class D shares year-to-date return for the six months ended June 30, 2001 was -21.06%.

The disclosure under the section entitled "PERFORMANCE" on Page 4 of the Prospectus is hereby amended by adding the following information about Institutional Service Class shares to the average annual returns table:

Average annual returns - as of 12/31/00         1 year    5 years   10 years
--------------------------------------------------------------------------------
Institutional Service Class(5)                  -30.27%     8.19%     12.04%
----------------
(5) These returns include performance based on the Fund's predecessor, which was achieved prior to the creation of the Fund (May 11, 1998) and which is the same as the performance shown for the Class D shares through May 11, 1998. In addition, for the period from May 11, 1998 through December 31, 2000, which is prior to the implementation of the Institutional Service Class shares, the performance of the Institutional Service Class shares is based on the performance shown for Class D shares. The returns do not reflect the Institutional Service Class shares' lower estimated expenses.

The disclosure under the section "FEES AND EXPENSES" and "EXAMPLe" on pages 4 and 5 of the Prospectus is hereby amended by adding the following information about Institutional Service Class Shares to the respective tables:

Shareholder Fees(1)                                     Institutional Service
     (paid directly from your investment)                   Class shares
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                   None
imposed on purchases (as a
percentage of offering price)
Maximum Deferred Sales Charge                                 None
(Load) imposed  on redemptions
(as a percentage of original
purchase price or sale proceeds,
as applicable)

Annual Fund Operating Expenses                           Institutional Service
(deducted from Fund Assets)                                  Class shares
--------------------------------------------------------------------------------
Management Fees                                                 0.56%
Distribution and/or Service (12b-1) Fees                        None

Other Expenses                                                  0.15%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                            0.71%

The remainder of the Fee Table and the footnotes remain the same.

EXAMPLE
                                1 year       3 years       5 years      10 years
--------------------------------------------------------------------------------
Institutional Service
Class Shares                    $ 73         $ 227         $ 395        $ 883

The "FINANCIAL HIGHLIGHTS" section beginning on page 22 of the Prospectus is amended to include the following unaudited Semi-Annual Financial Information for each of the share classes of the Gartmore Growth Fund and of the Gartmore Growth 20 Fund for the period ended April 30, 2001:

                                                              -----------------------------------------------------------
Gartmore Growth Fund                                                                                        Period Ended
(formerly "Nationwide Growth Fund)                                          Six Months Ended                  April 30,
                                                                             April 30, 2001                    2001(a)
                                                                              (Unaudited)                    (Unaudited)
                                                              -----------------------------------------------------------
                                                                 Class A     Class B          Class D        Class C
                                                                 Shares       Shares          Shares         Shares
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                         $    14.99     $    14.71      $    15.03      $    7.11
                                                               ---------      ---------       ---------       --------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                       (0.02)         (0.05)          (0.02)             -
Net realized and unrealized gains (losses) on investments          (4.38)         (4.39)          (4.38)         (0.04)
                                                               ----------     ----------      ----------     ----------
         Total investment activities                               (4.40)         (4.44)          (4.40)         (0.04)
                                                               ----------     ----------      ----------     ----------
DISTRIBUTIONS:
Net realized gains                                                 (3.20)         (3.20)          (3.20)             -
                                                              -----------    -----------     -----------    -----------
         Total distributions                                       (3.20)         (3.20)          (3.20)             -
                                                              -----------    -----------     -----------    -----------
Net increase (decrease) in net asset value                         (7.60)         (7.64)          (7.60)         (0.04)
                                                                ---------      ---------       ---------     ----------
                                                              -----------------------------------------------------------
NET ASSET VALUE - END OF PERIOD                               $     7.39     $     7.07      $     7.43     $     7.07
                                                               ==========     ==========      ==========     ==========
                                                              -----------------------------------------------------------

Gartmore Growth Fund                                                                                        Period Ended
(formerly "Nationwide Growth Fund)                                          Six Months Ended                  April 30,
                                                                             April 30, 2001                    2001(a)
                                                                              (Unaudited)                    (Unaudited)
                                                              -----------------------------------------------------------
                                                                 Class A       Class B          Class D        Class C
                                                                 Shares         Shares          Shares         Shares
                                                              -----------------------------------------------------------
         Total Return (excluding sales charge)                  (33.92%)(b)   (35.04%)(b)     (33.79%)(b)       (0.56%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets as end of period (000)                             $  6,500       $ 5,364       $ 508,404        $       5
Ratio of expenses to average net assets                           1.23%(c)      2.01%(c)        1.01%(c)         2.13%(c)
Ratio of net investment income to average net assets             (0.56%)(c)    (1.32%)(c)      (0.34%)(c)       (1.98%)(c)
Portfolio turnover*                                             103.69%       103.69%         103.69%          103.69%

---------------
* Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(a) For the period from March 1, 2001 (commencement of operations) through April 30, 2001.
(b)  Not annualized.
(c)  Annualized.

                                                              -----------------------------------------------------------
Gartmore Growth 20 Fund                                                                                       Period Ended
                                                                            Six Months Ended                   April 30,
                                                                             April 30, 2001                     2001(a)
                                                                               (Unaudited)                    (Unaudited)
                                                              -----------------------------------------------------------
                                                                 Class A      Class B         Institutional     Class C
                                                                 Shares       Shares          Service Class     Shares
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                         $    11.64     $    11.62      $    11.66      $      6.45
                                                               ---------      ---------       ---------       ----------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                       (0.04)         (0.05)          (0.02)          (0.04)
Net realized and unrealized gains (losses) on investments          (4.01)         (4.02)          (4.02)          (4.01)
                                                              -----------    -----------     -----------     -----------
         Total investment activities                               (4.05)         (4.07)          (4.04)          (4.05)
                                                              -----------    -----------     -----------     -----------
DISTRIBUTIONS:
Net realized gains                                                 (0.41)         (0.41)          (0.41)              -
                                                              -----------    -----------     -----------     ----------
         Total distributions                                       (0.41)         (0.41)          (0.41)              -
                                                              -----------    -----------     -----------     ----------
Net increase (decrease) in net asset value                         (4.46)         (4.48)          (4.45)           0.71
                                                              -----------    -----------     -----------     ----------
NET ASSET VALUE - END OF PERIOD                               $     7.18    $      7.14     $      7.21     $      7.16
                                                               ==========     ==========      ==========      ==========
         Total Return (excluding sales charge)                    (35.37%)(b)    (35.61%)(b)     (35.22%)(b)      11.01%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets as end of period (000)                             $   1,517     $       930     $       662     $         0
Ratio of expenses to average net assets                            1.60%(c)        2.20%(c)        1.30%(c)         2.20%(c)
Ratio of net investment income to average net assets              (0.95%)(c)      (1.57%)(c)      (0.66%)(c)       (1.95%)(c)
Ratio of expenses to average net assets*                           6.74%(c)        7.66%(c)        6.33%(c)        17.37%(c)
Portfolio turnover**                                              67.71%          67.71%          67.71%           67.71%
------------------------------------------------------------------------------------------------------------------------

---------------
* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(a) For the period from March 1, 2001 (commencement of operations) through April 30, 2001.
(b)      Not annualized.
(c)      Annualized.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE.